UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Municipal Bond Funds

It’s not what you earn, it’s what you keep.®

Semi-Annual Report November 30, 2016

Share Class / Ticker Symbol
Fund Name	Class A	Class C	Class C1	Class C2	Class I

Nuveen Minnesota Intermediate Municipal Bond Fund	FAMAX	NIBCX	FACMX	NIBMX	FAMTX
Nuveen Minnesota Municipal Bond Fund	FJMNX	NTCCX	FCMNX	NMBCX	FYMNX
Nuveen Nebraska Municipal Bond Fund	FNTAX	NAAFX	FNTCX	NCNBX	FNTYX
Nuveen Oregon Intermediate Municipal Bond Fund	FOTAX	NAFOX	—	NIMOX	FORCX

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Table

of Contents

NUVEEN	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

After a sluggish first half of 2016, the U.S. economy gained some momentum in the third quarter. In fact, it was the economy’s strongest quarterly acceleration in two years, propelled by healthy consumer spending, a temporary surge in exports and a turnaround in inventories. As the year wound down, 2016 looked on track to deliver the same steady-but-slow growth that has characterized the seven-year recovery.

A year ago, the U.S. Federal Reserve (Fed) took the first step toward policy “normalization” by raising its benchmark interest rate at its December 2015 meeting. Speculation about the Fed’s intentions since then has been a strong influence on the markets throughout 2016. After remaining on hold for a year, the Fed judged that the economy’s modest growth, the return to “full” employment and an uptick in inflation were sufficient to raise the target rate at the December 2016 meeting.

The global economy stayed on a path of low growth overall. Some concerns eased in 2016: China managed a gradual slowdown, stabilizing commodity prices provided some relief to emerging markets and the U.K. and eurozone economies held steady despite the U.K.’s surprise vote to leave the European Union. However, other uncertainties have surfaced. The threat of protectionism and potential trade wars has risen amid the populist sentiment underscoring the Brexit majority and the election of Donald Trump, as well as appearing in campaign rhetoric across Europe as elections loom in 2017. Moreover, there are growing concerns that global central banks’ unprecedented efforts to revive growth may be showing signs of fatigue. Interest rates are currently at or near zero across the developed world and only slightly higher than that in the U.S.; nonetheless, growth has remained subdued.

Since the election, U.S. stocks have rallied strongly on expectations that the Republican controlled Congress and Trump administration will pursue more business friendly policies. But the details have yet to be seen. Given muted global growth, the risk of policy errors by central banks around the world, the unfolding Brexit process and an uncertain political outlook (not just in the U.S. but also in Europe), we anticipate that turbulence remains on the horizon for the time being. In this environment, Nuveen remains committed to both managing downside risks and seeking upside potential. If you’re concerned about how resilient your investment portfolio might be, we encourage you to talk to your financial advisor. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

January 23, 2017

4	NUVEEN

Portfolio Managers’

Comments

Nuveen Minnesota Intermediate Municipal Bond Fund

Nuveen Minnesota Municipal Bond Fund

Nuveen Nebraska Municipal Bond Fund

Nuveen Oregon Intermediate Municipal Bond Fund

These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Investments, Inc. Portfolio managers Christopher L. Drahn, CFA, and Michael S. Hamilton review key investment strategies and the performance of the Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund.

Effective November 8, 2016, Michael Hamilton replaced Douglas J. White as Portfolio Manager on the Nuveen Nebraska Municipal Bond Fund and Christopher Drahn replaced Douglas J. White as Portfolio Manager on the Minnesota Municipal Bond Fund.

Chris has managed the Minnesota Intermediate Fund since 1994 and began managing the Minnesota Fund in November 2016. Michael took over the management of the Nebraska Fund in November 2016 and has managed the Oregon Intermediate Fund since 1997.

How did the Funds perform during the six-month reporting period ended November 30, 2016?

The tables in the Fund Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total return performance information for the applicable six-month, one-year, five-year, ten-year and since-inception periods ended November 30, 2016. The returns for each Fund’s Class A Shares at net asset value (NAV) are compared with the performance of a corresponding market index and Lipper classification average.

For the six-month reporting period, the Class A Shares at NAV of the Minnesota and Nebraska Funds underperformed the S&P Municipal Bond Index as well as their Lipper classification average. The Minnesota Intermediate Fund performed roughly in line with the S&P Municipal Bond Intermediate Index as well as the Lipper classification average, while the Oregon Intermediate Fund trailed both of these performance measures.

What strategies were used to manage the Funds during the reporting period and how did these strategies influence performance?

All of the Funds continued to employ the same fundamental investment strategies and tactics long relied upon by NAM. Our municipal bond portfolios are managed with a value-oriented approach and close input from NAM’s research team. Below we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.

Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.

Refer to the Glossary of Terms Used in this report for further definition of the terms used within this section.

NUVEEN	5

Portfolio Managers’ Comments (continued)

Nuveen Minnesota Intermediate Municipal Bond Fund

The Nuveen Minnesota Intermediate Municipal Bond Fund’s Class A Shares at NAV performed roughly in line with the S&P Municipal Bond Intermediate Index for the six-month reporting period ended November 30, 2016.

The Fund’s duration and yield curve positioning were modestly negative performance factors. We maintained a portfolio duration slightly longer than that of the index, which proved disadvantageous as interest rates rose. Thus from a yield curve perspective, our overweighting in longer duration intermediate securities detracted slightly. Most other attribution factors were generally neutral, although a slight overweighting in lower coupon securities was also a small negative.

During the reporting period, we experienced healthy investment inflows into the Fund. We used these inflows, coupled with the proceeds from bond calls and maturities and a handful of sales, for our purchases during the reporting period. Despite a modest decline in the supply of Minnesota municipal bonds, we found enough supply in both the primary and secondary markets to identify opportunities we found attractive.

Among our most notable purchases were Walker Methodist Highview Hills senior living bonds and Chippewa County-Montevideo Hospital revenue bonds, both of which were non-rated securities issued at what we felt were attractive yields commensurate with their credit risk. We were also active in adding a number of local charter school deals. Finally, we did purchase several higher rated bonds, from sectors such as electrics and hospitals, allowing us to maintain the Fund’s overall structure.

Nuveen Minnesota Municipal Bond Fund

The Nuveen Minnesota Municipal Bond Fund’s Class A Shares at NAV lagged the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2016. Duration and yield curve positioning were the biggest detractors in relative terms.

Specifically, the portfolio’s duration, which measures its interest rate sensitivity, was longer than that of the index. Thus, the Fund was hurt more from rising interest rates. Furthermore, our overweighting in roughly the 20- to 30-year bond area detracted from performance, as these securities underperformed.

To a lesser extent, coupon structure was also negative. The Fund had a larger exposure than the index in lower coupon bonds, which trailed their higher coupon counterparts as interest rates rose.

Individual security selection was mixed for the reporting period performance. In particular, the Fund’s lower rated holdings tended to outpace similarly rated securities in the index, while the non-rated portion of the Fund underperformed.

We were active purchasers of bonds during the reporting period, taking advantage of an adequate supply of bonds in the primary and secondary Minnesota market. This availability afforded us opportunities to purchase securities at prices we viewed as attractive relative values. We added bonds in the charter school sector, a segment in which we have been active for some time. Other notable purchases included Presbyterian Homes of North Oaks senior living bonds and Chippewa County-Montevideo Hospital revenue bonds. We believe these non-rated securities offered an attractive amount of yield commensurate with their credit risk. We also added a variety of highly rated securities, including school district GOs, hospitals and airports, which helped us maintain the Fund’s existing structure while also serving as potential proceeds for other higher yielding opportunities should they appear. Proceeds for these purchases predominantly came from new investment inflows, bond calls and bond maturities, rather than the sale of our holdings.

Nuveen Nebraska Municipal Bond Fund

The Nuveen Nebraska Municipal Bond Fund’s Class A Shares at NAV underperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2016. Duration and yield curve positioning were the key detractors behind this relative underperformance. The Fund’s duration, a measure of its sensitivity to interest rates, was longer than that of the benchmark, which proved detrimental as interest rates moved higher throughout much of the reporting period. The Fund’s overweighting in bonds with durations of twelve years and longer was a negative performance factor. As rates rose, these issues lagged shorter-term securities, in which the Fund had a relative underweighting.

6	NUVEEN

The Fund’s credit rating exposure also detracted from performance, especially being underweighted in bonds rated below investment grade. These securities outperformed investment grade categories, mainly due to the strong performance of Puerto Rico debt, which made up the vast majority of the below investment grade securities in the index. The Fund did not hold any Puerto Rico securities during the reporting period.

Sector positioning modestly hampered results as well, with our preference for longer duration securities hurting us in the state-appropriated, tax-supported, higher education, transportation and utilities sectors. Another challenge was the Fund’s underweighting in the corporate-backed industrial development revenue category. These revenue bonds are generally backed by corporations in economically sensitive market areas and, as such, performed well as the economy improved.

Individual security selection contributed to the Fund’s relative results, primarily due to the fact that Nebraska municipal bonds generally outpaced comparable securities in the national index.

In making new Nebraska purchases during the reporting period, we generally focused on bonds with intermediate to longer maturities across a variety of sectors that included the higher education, hospital, housing and lease-revenue segments. The bulk of the assets used to fund new purchases came from shareholder inflows, bond maturities and calls. We also sold a short-term security that we replaced with a comparable longer-term bond, which helped boost the Fund’s income.

Given the limited issuance of new Nebraska debt, we continued to hold a handful of out-of-state bonds, allowing us to keep the Fund fully invested rather than building up a large cash position. Our out-of-state positions continued to offer enough additional yield, in our view, to compensate investors for the additional state tax liability they might face.

During the reporting period, we had some exposure to bonds issued in the U.S. territory of Guam. Bonds from U.S. territories generally offer triple exemption (i.e. exemption from most federal, state and local taxes), which we believed continued to provide good income for shareholders.

Nuveen Oregon Intermediate Municipal Bond Fund

The Nuveen Oregon Intermediate Municipal Bond Fund’s Class A Shares at NAV underperformed the S&P Municipal Bond Intermediate Index for the six-month reporting period ended November 30, 2016.

The Fund’s results were hampered by individual security selection. Our decision to purchase a number of hospital bonds in October 2016 was, in retrospect, poorly timed. At that time, a heavy supply of newly issued hospital securities came to the marketplace at yields and prices we felt were attractive.

Credit quality exposure also hurt relative performance, with the Fund’s underweighting in non-investment grade debt the main detractor. Most notably, the Fund was hurt by not owning any Puerto Rico bonds, which outperformed amid expectations that strengthening economic conditions would generally reduce bond defaults among these speculative credits. The Fund did not hold any Puerto Rico debt during the reporting period.

Sector allocation added value to the Fund’s performance. Despite the underperformance of certain newly issued hospital holdings, our decision to maintain a larger exposure to the health care sector overall contributed to results, as it was one of the Oregon Fund’s best performing segments for the reporting period. Our underweighted position in the utility sector, which lagged the index, was also beneficial. However, positioning in the higher education sector detracted. We were underweighted in this comparatively weaker performing category, but our preference for longer-term securities within it detracted as interest rates rose.

In addition to health care bonds, we made a number of other purchases during the reporting period, funded with new investment inflows, bond calls and debt maturities. We also redeployed proceeds from the sales of a handful of zero-coupon bonds and low coupon bonds, both of which we felt could suffer higher-than-average volatility in a rising rate environment. Our purchases generally were split between bonds of ten years or longer, which we felt offered attractive yields commensurate with their interest rate risk, and bonds of less than five years, which helped us to maintain our desired duration positioning.

NUVEEN	7

Portfolio Managers’ Comments (continued)

We also purchased variable rate demand notes (VRDNs). The yields on these extremely short-term fixed-income investments had risen significantly prior to an October 2016 regulatory change, which had the effect of reducing demand for such securities from money market funds. Although our VRDN purchases were atypical, they represented an opportunity to obtain an unusually attractive yield coupled with what we viewed as minimal credit risk. The purchases also helped keep the Fund fully invested in liquid holdings we felt we could easily sell when we saw opportunities to make new long-term core purchases.

A Note About Investment Valuations

The municipal securities held by the Funds are valued by the Funds’ pricing service using a range of market-based inputs and assumptions. A different municipal pricing service might incorporate different assumptions and inputs into its valuation methodology, potentially resulting in different values for the same securities. These differences could be significant, both as to such individual securities, and as to the value of a given Fund’s portfolio in its entirety. Thus, the current net asset value of a Fund’s shares may be impacted, higher or lower, if the Fund were to change pricing service, or if its pricing service were to materially change its valuation methodology. On October 4, 2016, the Funds’ current municipal bond pricing service was acquired by the parent company of another pricing service. The two services have not yet combined their valuation organizations and process, but may do so in the future. Thus there is an increased risk that the organization acting as each Fund’s pricing service may change, or that the Funds’ pricing service may change its valuation methodology, either of which could have an impact on the net asset value of each Fund’s shares.

8	NUVEEN

Risk Considerations

and Dividend Information

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than their original investment and also increases the Funds’ exposure to volatility and interest rate risk.

Dividend Information

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2016, the Funds had positive UNII balances, based upon our best estimate for tax purposes. Minnesota and Nebraska had positive UNII balances, while Minnesota Intermediate and Oregon Intermediate had negative UNII balances for financial reporting purposes.

All monthly dividends paid by each Fund during the current reporting period, were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes the composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

NUVEEN	9

Fund Performance, Expense Ratios

and Effective Leverage Ratios

The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at NAV only.

The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.

Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The Funds have not borrowed on a longer-term basis for investment purposes, and do not have any plans to do so. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

10	NUVEEN

Nuveen Minnesota Intermediate Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2016

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(3.18)%	(0.31)%	2.78%	3.67%
Class A Shares at maximum Offering Price	(6.09)%	(3.26)%	2.15%	3.35%
S&P Municipal Bond Intermediate Index	(3.15)%	(0.26)%	3.10%	4.28%
Lipper Other States Intermediate Municipal Debt Funds Classification Average	(3.21)%	(0.91)%	1.95%	3.00%

Class I Shares	(3.02)%	(0.14)%	3.00%	3.81%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	(3.58)%	(1.10)%	N/A	1.65%
Class C1 Shares	(3.39)%	(0.76)%	2.34%	3.18%
Class C2 Shares	(3.47)%	(0.88)%	2.22%	3.28%

Average Annual Total Returns as of December 31, 2016 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(3.69)%	(0.10)%	2.61%	3.79%
Class A Shares at maximum Offering Price	(6.55)%	(3.13)%	1.98%	3.47%
Class I Shares	(3.53)%	0.16%	2.81%	3.94%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	(4.00)%	(0.90)%	N/A	1.90%
Class C1 Shares	(3.90)%	(0.55)%	2.16%	3.27%
Class C2 Shares	(3.98)%	(0.67)%	2.06%	3.38%

Since inception returns for Class C, Class C1 and Class C2 Shares are from 2/10/14, 10/28/09 and 1/18/11, respectively. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $1 million ($250,000 effective November 1, 2016) or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) equal to 1% if redeemed within eighteen months of purchase. Class C, Class C1, and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

N/A	Not Applicable

NUVEEN	11

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)

Nuveen Minnesota Intermediate Municipal Bond Fund

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Expense Ratios	0.82%	1.61%	1.27%	1.37%	0.62%

Effective Leverage Ratio as of November 30, 2016

Effective Leverage Ratio	0.00%

12	NUVEEN

Nuveen Minnesota Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2016

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(4.25)%	(0.75)%	4.01%	4.13%
Class A Shares at maximum Offering Price	(8.30)%	(4.95)%	3.13%	3.68%
S&P Municipal Bond Index	(2.82)%	0.48%	3.74%	4.07%
Lipper Minnesota Municipal Debt Funds Classification Average	(3.05)%	(0.39)%	3.13%	3.37%

Class C1 Shares	(4.49)%	(1.29)%	3.54%	3.66%
Class I Shares	(4.16)%	(0.64)%	4.22%	4.33%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	(4.64)%	(1.60)%	N/A	2.96%
Class C2 Shares	(4.51)%	(1.36)%	3.43%	5.07%

Average Annual Total Returns as of December 31, 2016 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(4.68)%	(0.33)%	3.82%	4.29%
Class A Shares at maximum Offering Price	(8.66)%	(4.53)%	2.94%	3.84%
Class C1 Shares	(4.92)%	(0.79)%	3.35%	3.81%
Class I Shares	(4.59)%	(0.13)%	4.03%	4.48%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	(5.15)%	(1.19)%	N/A	3.28%
Class C2 Shares	(5.02)%	(0.94)%	3.24%	5.20%

Since inception returns for Class C and Class C2 Shares are from 2/10/14 and 1/18/11, respectively. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million ($250,000 effective November 1, 2016) or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) equal to 1% if redeemed within eighteen months of purchase. Class C, Class C1, and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

N/A	Not Applicable

NUVEEN	13

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)

Nuveen Minnesota Municipal Bond Fund

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Expense Ratios	0.82%	1.62%	1.28%	1.38%	0.62%

Effective Leverage Ratio as of November 30, 2016

Effective Leverage Ratio	0.00%

14	NUVEEN

Nuveen Nebraska Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2016

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(3.96)%	(0.62)%	3.32%	3.71%
Class A Shares at maximum Offering Price	(8.02)%	(4.82)%	2.44%	3.27%
S&P Municipal Bond Index	(2.82)%	0.48%	3.74%	4.07%
Lipper Other States Municipal Debt Funds Classification Average	(2.82)%	0.08%	2.98%	3.16%

Class C1 Shares	(4.13)%	(1.02)%	2.89%	3.27%
Class I Shares	(3.88)%	(0.46)%	3.53%	3.93%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	(4.36)%	(1.43)%	N/A	2.55%
Class C2 Shares	(4.23)%	(1.17)%	2.77%	3.97%

Average Annual Total Returns as of December 31, 2016 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(4.37)%	(0.35)%	3.18%	3.87%
Class A Shares at maximum Offering Price	(8.37)%	(4.53)%	2.29%	3.42%
Class C1 Shares	(4.55)%	(0.75)%	2.73%	3.43%
Class I Shares	(4.20)%	0.00%	3.39%	4.11%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	(4.78)%	(1.16)%	N/A	2.83%
Class C2 Shares	(4.65)%	(0.82)%	2.61%	4.10%

Since inception returns for Class C and Class C2 Shares are from 2/10/14 and 1/18/11, respectively. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million ($250,000 effective November 1, 2016) or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) equal to 1% if redeemed within eighteen months of purchase. Class C, Class C1, and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

N/A	Not Applicable

NUVEEN	15

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)

Nuveen Nebraska Municipal Bond Fund

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Gross Expense Ratios	0.91%	1.71%	1.37%	1.47%	0.71%
Net Expense Ratios	0.89%	1.69%	1.34%	1.44%	0.69%

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through September 30, 2017, so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.70% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s Board of Directors of the Fund.

Effective Leverage Ratio as of November 30, 2016

Effective Leverage Ratio	0.00%

16	NUVEEN

Nuveen Oregon Intermediate Municipal Bond Fund

Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance

Average Annual Total Returns as of November 30, 2016

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(3.70)%	(1.14)%	2.15%	3.20%
Class A Shares at maximum Offering Price	(6.55)%	(4.10)%	1.53%	2.89%
S&P Municipal Bond Intermediate Index	(3.15)%	(0.26)%	3.10%	4.28%
Lipper Other States Intermediate Municipal Debt Funds Classification Average	(3.21)%	(0.91)%	1.95%	3.00%

Class I Shares	(3.61)%	(0.97)%	2.34%	3.37%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	(4.01)%	(1.84)%	N/A	1.05%
Class C2 Shares	(3.89)%	(1.61)%	1.57%	2.70%

Average Annual Total Returns as of December 31, 2016 (Most Recent Calendar Quarter)

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	(4.20)%	(0.57)%	2.02%	3.36%
Class A Shares at maximum Offering Price	(7.08)%	(3.54)%	1.41%	3.04%
Class I Shares	(4.02)%	(0.30)%	2.24%	3.54%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	(4.43)%	(1.27)%	N/A	1.38%
Class C2 Shares	(4.40)%	(1.04)%	1.44%	2.84%

Since inception returns for Class C and Class C2 Shares are from 2/10/14 and 1/18/11, respectively. Indexes and Lipper averages are not available for direct investment.

Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $1 million ($250,000 effective November 1, 2016) or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) equal to 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

N/A	Not Applicable

NUVEEN	17

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)

Nuveen Oregon Intermediate Municipal Bond Fund

Expense Ratios as of Most Recent Prospectus

	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.83%	1.62%	1.38%	0.62%

Effective Leverage Ratio as of November 30, 2016

Effective Leverage Ratio	0.00%

18	NUVEEN

Yields as of November 30, 2016

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.

The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. Refer to the Notes to Financial Statements, Note 7 – Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the fund on an after-tax basis at a specified tax rate. If the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Nuveen Minnesota Intermediate Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C1	Class C2	Class I
Dividend Yield	2.75%	2.02%	2.35%	2.25%	3.02%
SEC 30-Day Yield	1.59%	0.83%	1.19%	1.09%	1.85%
Taxable-Equivalent Yield (35.1%)[2]	2.45%	1.28%	1.83%	1.68%	2.85%

Nuveen Minnesota Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C1	Class C2	Class I
Dividend Yield	3.00%	2.29%	2.66%	2.55%	3.35%
SEC 30-Day Yield	2.19%	1.47%	1.83%	1.73%	2.50%
Taxable-Equivalent Yield (35.1%)[2]	3.37%	2.27%	2.82%	2.67%	3.85%

Nuveen Nebraska Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C1	Class C2	Class I
Dividend Yield	3.07%	2.35%	2.71%	2.57%	3.37%
SEC 30-Day Yield-Subsidized	1.61%	0.87%	1.23%	1.13%	1.89%
SEC 30-Day Yield-Unsubsidized	1.59%	0.85%	1.20%	1.11%	1.87%
Taxable-Equivalent Yield – Subsidized (32.9%)[2]	2.40%	1.30%	1.83%	1.68%	2.82%
Taxable-Equivalent Yield – Unsubsidized (32.9%)[2]	2.37%	1.27%	1.79%	1.65%	2.79%

NUVEEN	19

Yields as of November 30, 2016 (continued)

Nuveen Oregon Intermediate Municipal Bond Fund

	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.21%	1.45%	1.69%	2.46%
SEC 30-Day Yield	1.30%	0.52%	0.78%	1.54%
Taxable-Equivalent Yield (35.1%)[2]	2.00%	0.80%	1.20%	2.37%

1	The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load, and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

2	The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

20	NUVEEN

Holding

Summaries as of November 30, 2016

This data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Nuveen Minnesota Intermediate Municipal Bond Fund

Fund Allocation

(% of net assets)

Long-Term Municipal Bonds	98.5%
Short-Term Municipal Bonds	0.7%
Other Assets Less Liabilities	0.8%
Net Assets	100%

Portfolio Composition

(% of total investments)

Education and Civic Organizations	23.5%
Tax Obligation/General	18.0%
Health Care	14.3%
Utilities	13.7%
U.S. Guaranteed	8.3%
Long-Term Care	8.1%
Transportation	5.4%
Other	8.7%
Total	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	11.0%
AA	39.2%
A	23.9%
BBB	9.8%
BB or Lower	3.1%
N/R (not rated)	13.0%
Total	100%

NUVEEN	21

Holding Summaries as of November 30, 2016 (continued)

Nuveen Minnesota Municipal Bond Fund

Fund Allocation

(% of net assets)

Long-Term Municipal Bonds	100.4%
Borrowings	(1.5)%
Other Assets Less Liabilities	1.1%
Net Assets	100%

Portfolio Composition

(% of total investments)

Tax Obligation/General	27.4%
Education and Civic Organizations	18.1%
Health Care	13.3%
Long-Term Care	11.1%
Utilities	9.9%
U.S. Guaranteed	7.7%
Other	12.5%
Total	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	9.6%
AA	41.8%
A	15.2%
BBB	10.0%
BB or Lower	6.8%
N/R (not rated)	16.6%
Total	100%

22	NUVEEN

Nuveen Nebraska Municipal Bond Fund

Fund Allocation

(% of net assets)

Long-Term Municipal Bonds	98.3%
Other Assets Less Liabilities	1.7%
Net Assets	100%

Portfolio Composition

(% of total investments)

Utilities	17.5%
Health Care	15.2%
U.S. Guaranteed	15.1%
Tax Obligation/General	12.4%
Education and Civic Organizations	11.1%
Tax Obligation/Limited	11.0%
Long-Term Care	8.4%
Other	9.3%
Total	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	21.5%
AA	35.8%
A	38.2%
BBB	2.1%
BB or Lower	1.1%
N/R (not rated)	1.3%
Total	100%

NUVEEN	23

Holding Summaries as of November 30, 2016 (continued)

Nuveen Oregon Intermediate Municipal Bond Fund

Fund Allocation

(% of net assets)

Long-Term Municipal Bonds	96.9%
Other Assets Less Liabilities	3.1%
Net Assets	100%

Portfolio Composition

(% of total investments)

Tax Obligation/General	27.6%
Health Care	18.4%
U.S. Guaranteed	14.8%
Tax Obligation/Limited	11.2%
Water and Sewer	9.0%
Education and Civic Organizations	8.0%
Other	11.0%
Total	100%

Bond Credit Quality

(% of total investment exposure)

AAA/U.S. Guaranteed	22.1%
AA	46.9%
A	20.4%
BBB	7.1%
BB or Lower	0.5%
N/R (not rated)	3.0%
Total	100%

24	NUVEEN

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2016.

The beginning of the period is June 1, 2016.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Minnesota Intermediate Municipal Bond Fund

	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$968.20	$964.20	$966.10	$965.30	$969.80
Expenses Incurred During Period	$3.95	$7.88	$6.16	$6.65	$2.96
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.06	$1,017.05	$1,018.80	$1,018.30	$1,022.06
Expenses Incurred During Period	$4.05	$8.09	$6.33	$6.83	$3.04

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60%, 1.25%, 1.35% and 0.60% for Classes A, C, C1, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NUVEEN	25

Expense Examples (continued)

Nuveen Minnesota Municipal Bond Fund

	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$957.50	$953.60	$955.10	$954.90	$958.40
Expenses Incurred During Period	$3.93	$7.84	$6.13	$6.66	$2.99
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.06	$1,017.05	$1,018.80	$1,018.25	$1,022.01
Expenses Incurred During Period	$4.05	$8.09	$6.33	$6.88	$3.04

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60%, 1.25%, 1.36% and 0.61% for Classes A, C, C1, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Nebraska Municipal Bond Fund

	Share Class
	Class A	Class C	Class C1	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$960.40	$956.40	$958.70	$957.70	$961.20
Expenses Incurred During Period	$4.32	$8.24	$6.53	$7.02	$3.34
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.66	$1,016.65	$1,018.40	$1,017.90	$1,021.66
Expenses Incurred During Period	$4.46	$8.49	$6.73	$7.23	$3.45

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.88%, 1.68%, 1.33%, 1.43% and 0.68% for Classes A, C, C1, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Oregon Intermediate Municipal Bond Fund

	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$963.00	$959.90	$961.10	$963.90
Expenses Incurred During Period	$3.99	$7.91	$6.69	$3.00
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.01	$1,017.00	$1,018.25	$1,022.01
Expenses Incurred During Period	$4.10	$8.14	$6.88	$3.09

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61%, 1.36% and 0.61% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

26	NUVEEN

Nuveen Minnesota Intermediate Municipal Bond Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.5%

	MUNICIPAL BONDS – 98.5%

	Education and Civic Organizations – 23.4%

$395	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/32	No Opt. Call	BBB–	$415,204

	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
425	3.000%, 8/01/23	No Opt. Call	BB+	395,352
720	3.500%, 8/01/25	No Opt. Call	BB+	667,476
130	4.000%, 8/01/28	8/26 at 100.00	BB+	119,796

1,820	City of Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 4.000%, 11/01/26	No Opt. Call	BB	1,722,630

100	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	98,068

210	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/27	No Opt. Call	BBB–	220,217

	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
190	5.000%, 7/01/30	7/25 at 100.00	BB+	197,108
710	5.250%, 7/01/37	7/25 at 100.00	BB+	740,864

	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A:
200	4.000%, 7/01/22	No Opt. Call	BB+	204,044
165	4.000%, 7/01/23	No Opt. Call	BB+	165,949
150	4.000%, 7/01/24	No Opt. Call	BB+	149,193
135	4.000%, 7/01/25	No Opt. Call	BB+	132,535
130	4.000%, 7/01/26	7/25 at 100.00	BB+	126,175
300	4.000%, 7/01/27	7/25 at 100.00	BB+	287,223
370	4.000%, 7/01/28	7/25 at 100.00	BB+	349,265

645	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.500%, 8/01/36	8/22 at 100.00	BB+	679,004

	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
1,010	4.500%, 7/01/26	No Opt. Call	N/R	948,390
40	5.000%, 7/01/36	7/26 at 100.00	N/R	35,764

	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A:
1,000	4.750%, 7/01/31	7/26 at 100.00	N/R	937,800
500	5.000%, 7/01/36	7/26 at 100.00	N/R	460,655

	Itasca County, Minnesota, Revenue Bonds, Charles K. Blandin Foundation, Series 2010:
635	4.000%, 5/01/18	No Opt. Call	A2	650,888
255	4.000%, 5/01/19	No Opt. Call	A2	264,167

1,350	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/31	7/24 at 102.00	N/R	1,306,490

1,300	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB	1,373,619

NUVEEN	27

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Minneapolis, Minnesota, Revenue Bonds, Blake School Project, Refunding Series 2010:
$550	4.000%, 9/01/19	No Opt. Call	A2	$580,514
315	4.000%, 9/01/21	9/20 at 100.00	A2	332,974

1,040	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Refunding Series 2015, 4.000%, 12/01/28	12/24 at 100.00	Aa1	1,089,026

	Minneapolis, Minnesota, Revenue Bonds, YMCA of Greater Twin Cities Project, Series 2016:
500	3.000%, 6/01/21	No Opt. Call	Baa1	509,335
710	3.000%, 6/01/23	No Opt. Call	Baa1	716,710

815	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Refunding Series 2010-7-G, 4.000%, 10/01/21	10/18 at 100.00	Baa3	827,820

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,125	5.500%, 5/01/18	5/17 at 100.00	N/R	1,135,215
1,185	5.500%, 5/01/19	5/17 at 100.00	N/R	1,195,416
1,050	5.500%, 5/01/24	5/17 at 100.00	N/R	1,057,644

1,585	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2008-V, 4.500%, 3/01/17	No Opt. Call	Baa1	1,596,174

300	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2011-7M, 5.000%, 3/01/31	3/20 at 100.00	Baa1	316,068

655	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2016-8K, 3.250%, 3/01/32	3/26 at 100.00	Baa1	571,677

150	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J , 6.000%, 12/01/28	12/19 at 100.00	Baa2	161,522

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2012-7R:
200	4.000%, 12/01/20	No Opt. Call	Baa2	208,462
310	3.375%, 12/01/22	No Opt. Call	Baa2	313,054

	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 2007-6S:
360	4.375%, 12/01/16	No Opt. Call	Baa2	360,036
380	4.500%, 12/01/17	No Opt. Call	Baa2	392,487

750	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Series 20107H, 5.125%, 12/01/30	12/19 at 100.00	Baa2	779,227

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolphus College, Series 2010-7B:
2,055	5.000%, 10/01/18	No Opt. Call	A3	2,183,581
1,040	5.000%, 10/01/23	10/19 at 100.00	A3	1,125,509
175	4.250%, 10/01/24	10/19 at 100.00	A3	182,208

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolphus College, Series 2013-7W:
350	4.000%, 10/01/21	No Opt. Call	A3	373,681
250	5.000%, 10/01/22	No Opt. Call	A3	280,165
500	5.000%, 10/01/23	No Opt. Call	A3	565,995
990	4.250%, 10/01/28	10/23 at 100.00	A3	1,052,707

28	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University of Minnesota, Refunding Series 2010E:
$1,000	4.125%, 10/01/18	No Opt. Call	Baa2	$1,035,710
1,385	4.375%, 10/01/20	No Opt. Call	Baa2	1,471,299
500	4.500%, 10/01/21	10/20 at 100.00	Baa2	528,080
250	5.000%, 10/01/29	10/20 at 100.00	Baa2	260,898

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
1,000	4.250%, 10/01/18	No Opt. Call	Baa2	1,035,470
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	695,694

1,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/29	3/25 at 100.00	Aa3	1,218,250

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2012-7Q:
740	5.000%, 10/01/23	10/22 at 100.00	Baa1	820,342
490	5.000%, 10/01/24	10/22 at 100.00	Baa1	545,556

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John’s University, Series 2015-8I:
730	4.000%, 10/01/18	No Opt. Call	A2	764,003
930	4.000%, 10/01/19	No Opt. Call	A2	989,222
700	3.375%, 10/01/30	10/25 at 100.00	A2	681,443

1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Olaf College, Series 2015-8-G, 5.000%, 12/01/28	12/25 at 100.00	A1	1,136,960

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A:
1,125	4.500%, 10/01/18	No Opt. Call	A2	1,187,561
1,975	4.500%, 10/01/19	No Opt. Call	A2	2,128,003

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2013-7U:
2,000	4.000%, 4/01/25	4/23 at 100.00	A2	2,128,860
775	4.000%, 4/01/26	4/23 at 100.00	A2	816,083
300	4.000%, 4/01/27	4/23 at 100.00	A2	314,448

1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2016-8L, 5.000%, 4/01/27	4/26 at 100.00	A2	1,149,910

	Minnesota Higher Education Facilities Authority, Saint John’s University Revenue Bonds, Series 2008-6U:
290	4.200%, 10/01/19	10/18 at 100.00	A2	303,259
385	4.300%, 10/01/20	10/18 at 100.00	A2	401,374
145	4.500%, 10/01/22	10/18 at 100.00	A2	152,279

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2009A:
985	4.000%, 10/01/22	10/19 at 100.00	AA–	1,033,954
1,755	4.000%, 10/01/23	10/19 at 100.00	AA–	1,831,378

	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2011A:
1,515	4.250%, 10/01/24	10/21 at 100.00	AA–	1,646,002
880	4.375%, 10/01/25	10/21 at 100.00	AA–	953,858
905	4.500%, 10/01/26	10/21 at 100.00	AA–	986,939

1,185	Minnesota State Colleges and University, General Fund Revenue Bonds, Series 2015A, 3.000%, 10/01/26	4/25 at 100.00	AA–	1,193,034

NUVEEN	29

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
$1,910	5.000%, 12/01/18	No Opt. Call	Baa1	$2,016,979
2,020	5.000%, 12/01/19	No Opt. Call	Baa1	2,167,824
980	4.000%, 12/01/30	12/25 at 100.00	Baa1	977,913
1,060	4.000%, 12/01/32	12/25 at 100.00	Baa1	1,036,691

600	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BB+	610,368

450	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/26	12/21 at 100.00	BBB–	470,740

680	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary’s School Project, Series 2015, 5.000%, 8/01/22	No Opt. Call	BB	710,294

70	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/36	4/26 at 100.00	B–	61,105

730	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 5.700%, 9/01/21	No Opt. Call	BBB–	788,758

885	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BB	866,096

	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A:
250	4.000%, 7/01/23	No Opt. Call	BB+	249,420
700	5.000%, 7/01/33	7/23 at 100.00	BB+	711,354

200	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A, 4.000%, 3/01/28	3/23 at 100.00	BBB–	194,856

2,395	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Minnesota Public Radio Project, Refunding Series 2010, 5.000%, 12/01/25	12/20 at 100.00	A2	2,626,501

2,770	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.000%, 10/01/36	10/26 at 100.00	N/R	2,565,990

	University of Minnesota, General Obligation Bonds, Series 2014B:
1,000	4.000%, 1/01/31	1/24 at 100.00	Aa1	1,062,730
1,000	4.000%, 1/01/32	1/24 at 100.00	Aa1	1,055,540

1,020	University of Minnesota, General Revenue Bonds, Series 2009C, 5.000%, 12/01/19	6/19 at 100.00	Aa1	1,109,729

	University of Minnesota, General Revenue Bonds, Series 2013A:
1,005	4.000%, 2/01/25	2/23 at 100.00	Aa1	1,095,510
2,000	4.000%, 2/01/27	2/23 at 100.00	Aa1	2,149,820

	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
205	3.750%, 6/01/26	6/24 at 100.00	N/R	189,024
10	4.500%, 6/01/36	6/24 at 100.00	N/R	8,737
77,985	Total Education and Civic Organizations			80,690,931

	Health Care – 14.2%

3,000	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/29 (WI/DD, Settling 12/01/16)	3/26 at 100.00	N/R	2,974,050

685	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/17	No Opt. Call	N/R	692,651

30	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$400	Fergus Falls, Minnesota, Health Care Facilities Revenue Bonds, Lake Region Healthcare Corporation Project, Series 2010, 4.750%, 8/01/25	8/17 at 100.00	BBB–	$402,184

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
100	4.000%, 4/01/21	No Opt. Call	BBB	105,221
660	4.000%, 4/01/25	4/22 at 100.00	BBB	683,813
400	4.000%, 4/01/26	4/22 at 100.00	BBB	411,612

	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A:
1,045	5.000%, 7/01/30	7/25 at 100.00	A	1,170,222
4,500	5.000%, 7/01/32	7/25 at 100.00	A	4,979,160
1,000	4.000%, 7/01/35	7/25 at 100.00	A	997,370

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
1,000	5.000%, 5/01/17	No Opt. Call	Baa1	1,014,690
585	4.500%, 5/01/23	5/17 at 100.00	Baa1	591,558

2,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 5.000%, 9/01/28	9/25 at 100.00	Baa1	2,261,940

1,000	Meeker County, Minnesota, Gross Revenue Hospital Facilities Bonds, Meeker County Memorial Hospital Project, Series 2007, 5.625%, 11/01/22	11/17 at 100.00	N/R	1,021,200

575	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA	623,001

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
1,010	5.000%, 11/15/28	11/25 at 100.00	A+	1,152,208
1,000	5.000%, 11/15/29	11/25 at 100.00	A+	1,133,920
1,000	5.000%, 11/15/30	11/25 at 100.00	A+	1,128,420
2,000	5.000%, 11/15/32	11/25 at 100.00	A+	2,237,120

1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/25	8/20 at 100.00	AA–	1,099,820

1,085	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.500%, 2/15/25 – AGC Insured	2/20 at 100.00	AA	1,193,077

	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Refunding Series 2013A:
275	4.000%, 12/01/25	12/20 at 100.00	N/R	274,139
250	4.050%, 12/01/26	12/20 at 100.00	N/R	248,610
250	4.150%, 12/01/27	12/20 at 100.00	N/R	249,853

500	Northern Itasca Hospital District, Minnesota, Health Facilities Gross Revenue Bonds, Series 2013C, 5.400%, 12/01/33	12/20 at 100.00	N/R	514,105

890	Redwood Falls, Minnesota, Gross Revenue Hospital Facilities Bonds, Redwood Area Hospital Project, Series 2006, 5.000%, 12/01/21	12/16 at 100.00	N/R	891,620

2,000	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/33	No Opt. Call	AA	2,384,060

2,150	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory put 11/15/21)	No Opt. Call	AA	2,387,209

905	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.125%, 7/01/20	No Opt. Call	A–	976,694

NUVEEN	31

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$500	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 3.000%, 7/01/25	7/23 at 100.00	A–	$499,440

80	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21	5/20 at 100.00	A1	85,874

1,200	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2007A, 5.000%, 11/15/19 – NPFG Insured	11/17 at 100.00	AA–	1,243,620

3,135	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	3,429,753

1,025	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/19	No Opt. Call	A	1,086,254

	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,200	5.000%, 9/01/27	9/24 at 100.00	A	1,365,156
815	5.000%, 9/01/29	9/24 at 100.00	A	914,780

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,000	5.000%, 11/15/29	11/25 at 100.00	BBB–	1,085,340
2,285	5.000%, 11/15/30	11/25 at 100.00	BBB–	2,469,879
1,250	5.250%, 11/15/35	11/20 at 100.00	BBB–	1,326,387

1,000	Winona Health Care Facilities Revenue Refunding Bonds, Minnesota, Winona Health Obligated Group, Series 2007, 5.000%, 7/01/20	7/17 at 100.00	BBB	1,016,370

	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
485	4.500%, 7/01/24	7/21 at 100.00	BBB	510,099
260	5.000%, 7/01/34	7/21 at 100.00	BBB	271,341
45,500	Total Health Care			49,103,820

	Housing/Multifamily – 0.5%

500	Anoka Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, Woodland Park Apartments Project, Series 2011A, 5.000%, 4/01/27	4/19 at 100.00	Aaa	517,940

1,150	Minneapolis, Minnesota, Multi-Family Housing Revenue Bonds, Plymouth Stevens House Limited Partnership Project, Series 2016B, 2.000%, 12/01/17	4/17 at 100.00	N/R	1,147,999
1,650	Total Housing/Multifamily			1,665,939

	Housing/Single Family – 0.7%

680	Dakota County Community Development Agency, Minnesota, Single Family Mortgage Revenue Bonds, Mortgage Backed Securities Program, Series 2011A, 4.400%, 12/01/26	12/20 at 100.00	AA+	711,171

675	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D, 4.375%, 7/01/26	7/21 at 100.00	Aaa	699,037

445	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012A, 3.750%, 7/01/22 (Alternative Minimum Tax)	1/22 at 100.00	AA+	467,170

145	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2012C, 3.750%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	AA+	153,604

295	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C, 3.100%, 7/01/26	7/24 at 100.00	AA+	300,236

230	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	224,089
2,470	Total Housing/Single Family			2,555,307

32	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Industrials – 0.9%

$2,020	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2010-2A, 4.625%, 12/01/20	No Opt. Call	A+	$2,199,275

1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2013-1, 4.000%, 6/01/28	6/21 at 100.00	A+	1,034,010
3,020	Total Industrials			3,233,285

	Long-Term Care – 8.0%

1,000	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 5.000%, 11/01/25	11/24 at 100.00	A3	1,152,830

565	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 4.550%, 11/01/26	11/19 at 100.00	A3	587,899

815	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/33	8/23 at 100.00	N/R	869,711

1,110	City of Minneapolis, Minnesota, Senior Housing and Healthcare Facilities Revenue Bonds, Walker Minneapolis Campus Project, Series 2015, 4.625%, 11/15/31	11/22 at 100.00	N/R	1,088,832

325	City of Vergas, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Refunding Series 2016, 4.000%, 8/01/31	8/24 at 100.00	N/R	307,002

	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
1,000	4.600%, 1/01/27	1/23 at 100.00	N/R	997,250
500	5.000%, 1/01/34	1/23 at 100.00	N/R	500,500

	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,385	3.875%, 8/01/29	8/22 at 100.00	N/R	2,184,994
1,000	5.000%, 8/01/36	8/22 at 100.00	N/R	987,600

1,435	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen – Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,423,879

	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
1,400	5.000%, 11/15/24	11/22 at 100.00	N/R	1,469,762
1,650	4.750%, 11/15/28	11/22 at 100.00	N/R	1,669,173

	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen – Abiitan Mill City Project, Series 2015:
425	4.750%, 11/01/28	5/23 at 100.00	N/R	429,080
750	5.250%, 11/01/45	5/23 at 100.00	N/R	750,368

1,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 2.000%, 6/01/36	6/26 at 100.00	N/R	909,870

	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C:
210	2.000%, 6/01/19	No Opt. Call	N/R	207,887
230	2.125%, 6/01/20	No Opt. Call	N/R	225,858
250	2.500%, 6/01/22	6/21 at 101.00	N/R	241,380
250	3.050%, 6/01/27	6/21 at 101.00	N/R	235,148

2,500	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	2,554,950

NUVEEN	33

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 4.000%, 11/01/22	No Opt. Call	N/R	$1,010,460

2,000	Saint Paul Port Authority, Minnesota, Revenue Bonds, Amherst H. Wilder Foundation Project, Series 2010-3, 5.000%, 12/01/24	12/20 at 100.00	A3	2,127,980

1,020	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/27	9/22 at 100.00	N/R	1,065,421

	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013:
180	5.000%, 1/01/21	No Opt. Call	N/R	188,348
2,395	5.125%, 1/01/39	1/23 at 100.00	N/R	2,354,788

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
625	5.100%, 5/01/24 – AGM Insured	5/19 at 102.00	N/R	662,244
310	5.300%, 5/01/27	5/19 at 102.00	N/R	327,162
500	5.300%, 11/01/27	5/19 at 102.00	N/R	527,680
515	5.500%, 11/01/32	5/19 at 102.00	N/R	545,797
27,345	Total Long-Term Care			27,603,853

	Tax Obligation/General – 17.8%

500	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2007D, 5.000%, 2/01/24	2/17 at 100.00	Aa1	503,435

1,000	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008A, 5.000%, 2/01/20	2/18 at 100.00	Aa1	1,041,310

	Anoka County, Minnesota, General Obligation Bonds, Capital Improvement, Series 2008C:
285	4.100%, 2/01/18	No Opt. Call	Aa1	294,807
595	4.200%, 2/01/19	2/18 at 100.00	Aa1	614,141

	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011:
635	5.500%, 2/01/23	2/21 at 100.00	Aa3	725,672
750	5.500%, 2/01/24	2/21 at 100.00	Aa3	851,932
875	5.500%, 2/01/25	2/21 at 100.00	Aa3	992,416
1,010	5.500%, 2/01/26	2/21 at 100.00	Aa3	1,140,795
1,150	5.500%, 2/01/27	2/21 at 100.00	Aa3	1,298,925

2,835	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	3,070,589

1,685	Cambridge Independent School District 911, Isanti County, Minnesota, General Obligation Bonds, Refunding Series 2016A, 5.000%, 4/01/18	No Opt. Call	Aa2	1,770,868

1,000	Chaska Independent School District 112, Carver County, Minnesota, General Obligation Bonds, Series 2007A, 4.250%, 2/01/19 – NPFG Insured	2/17 at 100.00	Aa2	1,005,260

450	Chatfield Independent School District 227, Olmstead County, Minnesota, General Obligation Bonds, Series 2007A, 4.000%, 2/01/18 – AGM Insured	No Opt. Call	AA+	464,859

1,000	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/36	2/25 at 100.00	Aa2	1,008,290

1,000	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2015B, 4.000%, 2/01/25	No Opt. Call	Aa2	1,078,200

1,845	Forest Lake Independent School District 831, Washington County, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/31	2/26 at 100.00	AA+	1,730,758

34	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,220	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Series 2016A, 4.000%, 2/01/29	2/26 at 100.00	Aa2	$2,350,425

665	Goodhue County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series 2015A, 3.000%, 2/01/27	2/23 at 100.00	Aa2	660,172

455	Greenway Independent School District 316, Itasca County, Minnesota, General Obligation Bonds, Alternate Facilities, Series 2011C, 4.250%, 2/01/25	2/19 at 100.00	AA+	476,294

2,025	Independent School District 833, South Washington County, Minnesota, General Obligation Bonds, Crossover Refunding School Building Series 2010A, 4.000%, 2/01/22	2/19 at 100.00	AA+	2,112,460

	Jordan Independent School District 717, Scott County, Minnesota, General Obligation Bonds, School Building Series 2014A:
1,000	4.000%, 2/01/26	2/23 at 100.00	Aa2	1,070,590
1,275	4.000%, 2/01/27	2/23 at 100.00	Aa2	1,354,892

2,710	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Alternate Facility Series 2015B, 3.000%, 2/01/29	2/24 at 100.00	AA+	2,599,107

1,000	Minneapolis, Minnesota, Limited Tax Supported Development Revenue Bonds, Common Bond Fund Series 2007-2A, 5.125%, 6/01/22 (Alternative Minimum Tax)	6/17 at 100.00	A+	1,011,840

1,000	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 4.000%, 10/01/25	10/23 at 100.00	AAA	1,094,190

2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/25	8/23 at 100.00	AAA	2,319,320

2,000	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 3.500%, 10/01/28	10/23 at 100.00	AAA	2,063,080

	Minnetonka Independent School District 276, Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2013H:
525	4.000%, 2/01/25	2/23 at 100.00	Aaa	571,966
600	4.000%, 2/01/26	2/23 at 100.00	Aaa	652,332

	Moose Lake Independent School District 97, Carlton and Pine Counties, Minnesota, General Obligation Bonds, School Building Series 2015A:
1,505	4.000%, 2/01/27	2/25 at 100.00	Aa2	1,619,681
1,475	4.000%, 2/01/30	2/25 at 100.00	Aa2	1,547,275

	Northland Independent School District 118, Minnesota, General Obligation Bonds, Series 2016A:
560	3.000%, 2/01/27	2/24 at 100.00	Aa2	558,359
655	3.000%, 2/01/28	2/24 at 100.00	Aa2	646,040
1,185	3.000%, 2/01/29	2/24 at 100.00	Aa2	1,150,339

620	Otter Tail County, Minnesota, General Obligation Bonds, Disposal System – Prairie Lakes Municipal Authority, Series 2011, 4.750%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	AA+	665,744

1,880	Perham Independent School District 549, Minnesota, General Obligation Bonds, Series 2016A, 3.000%, 2/01/30	2/24 at 100.00	Aa2	1,736,312

500	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2008B, 4.500%, 2/01/21	2/18 at 100.00	Aa2	514,675

2,000	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2016C, 3.000%, 2/01/32	2/26 at 100.00	AA+	1,840,540

1,140	Rochester, Minnesota, General Obligation Bonds, Waste Water Series 2007A, 4.000%, 12/01/18	6/17 at 100.00	AAA	1,157,374

1,595	Rushford Peterson Independent School District 239, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/29	2/25 at 100.00	Aa2	1,673,921

NUVEEN	35

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,100	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A, 4.000%, 2/01/30	2/25 at 100.00	Aa2	$1,156,320

600	Saint Louis County Independent School District 2142, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 3.500%, 2/01/23	2/22 at 100.00	AA+	628,734

1,565	Saint Michael Independent School District 885, Wright County, Minnesota, General Obligation Bonds, Refunding Series 2014A, 4.000%, 2/01/26	2/24 at 100.00	Aa2	1,686,428

860	Sartell Independent School District 748, Stearns County, Minnesota, General Obligation Bonds, School Building Series 2016A, 3.000%, 2/01/18	No Opt. Call	Aa2	878,636

1,215	Shakopee Independent School District 720, Scott County, Minnesota, General Obligation Bonds, School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,400,688

2,500	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016C, 3.000%, 2/01/30	2/26 at 100.00	Aa2	2,368,925

1,240	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Alternate Facilities Series 2014A, 3.500%, 2/01/27	2/24 at 100.00	Aa2	1,289,166

2,000	Stillwater Independent School District 834, Washington County, Minnesota, General Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/28	2/24 at 100.00	Aa2	2,129,960

345	Waite Park, Minnesota, General Obligation Bonds, Tax Abatement Series 2016A, 3.000%, 12/15/31	12/23 at 100.00	AA	316,952

640	Wright County, Minnesota, General Obligation Bonds, Jail Series 2007A, 4.500%, 12/01/20	12/17 at 100.00	AA+	659,782
59,270	Total Tax Obligation/General			61,554,776

	Tax Obligation/Limited – 4.5%

780	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	818,844

	Hennepin County, Minnesota, Sales Tax Revenue Bonds, Ballpark Project, Second Lien Series 2008B:
690	4.375%, 12/15/22	12/17 at 100.00	AA+	711,604
1,000	5.000%, 12/15/29	12/17 at 100.00	AA+	1,038,180

500	Intermediate School District 287, Minnesota, Certificates of Participation, Refunding Series 2016A, 4.000%, 5/01/27	5/25 at 100.00	Aa2	524,670

2,685	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Full Term Series 2015D, 3.000%, 2/01/29	2/24 at 100.00	AA+	2,557,060

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015:
215	3.050%, 3/01/21	No Opt. Call	N/R	213,246
495	3.650%, 3/01/24	3/23 at 100.00	N/R	492,302
200	3.800%, 3/01/25	3/23 at 100.00	N/R	199,448
200	4.000%, 3/01/27	3/23 at 100.00	N/R	200,730

340	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/24	3/23 at 100.00	N/R	335,209

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Ivy Tower Project, Series 2015:
1,115	4.000%, 3/01/25	3/24 at 100.00	N/R	1,097,104
500	5.000%, 3/01/29	3/24 at 100.00	N/R	515,985

1,170	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 4.000%, 8/01/27	8/24 at 100.00	AA	1,242,926

350	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2016A, 4.000%, 8/01/32	8/25 at 100.00	AA	361,914

36	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,185	Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State Appropriation Series 2011, 5.250%, 8/01/27	8/21 at 100.00	AA	$1,320,872

	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B:
605	3.125%, 2/01/29	2/25 at 100.00	A1	583,867
350	3.250%, 2/01/30	2/25 at 100.00	A1	336,165

735	Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 5.000%, 11/01/29	11/24 at 100.00	A+	824,060

1,895	University of Minnesota, Special Purpose Revenue Bonds, State Supported Biomedical Science Research Facilities Funding Program, Series 2011B, 5.000%, 8/01/23	8/21 at 100.00	AA	2,144,098
15,010	Total Tax Obligation/Limited			15,518,284

	Transportation – 5.3%

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009A:
1,000	4.000%, 1/01/19	No Opt. Call	AA–	1,051,150
1,000	5.000%, 1/01/20	1/19 at 100.00	AA–	1,072,890
500	5.000%, 1/01/21	1/19 at 100.00	AA–	535,590

2,330	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 1/01/25	1/21 at 100.00	A+	2,591,286

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2012B:
2,550	5.000%, 1/01/29	1/22 at 100.00	A+	2,850,058
2,750	5.000%, 1/01/30	1/22 at 100.00	A+	3,036,247

2,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/30	1/24 at 100.00	A+	2,209,220

1,630	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	A+	1,690,832

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
805	4.000%, 8/01/21	8/18 at 102.00	A+	849,130
895	4.125%, 8/01/23	8/18 at 102.00	A+	946,131
935	4.250%, 8/01/24	8/18 at 102.00	A+	990,745
575	4.250%, 8/01/25	8/18 at 102.00	A+	608,591
16,970	Total Transportation			18,431,870

	U.S. Guaranteed – 8.3% (4)

350	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2007A, 4.200%, 2/01/25 (Pre-refunded 2/01/17) – AGM Insured	2/17 at 100.00	Aa2 (4)	351,939

1,200	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/20 (Pre-refunded 2/01/18)	2/18 at 100.00	Aa2 (4)	1,242,120

	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Senior Housing Facilities, Series 2007A:
510	4.375%, 1/01/19 (Pre-refunded 7/01/17)	7/17 at 100.00	Aaa	519,970
215	4.500%, 1/01/20 (Pre-refunded 7/01/17)	7/17 at 100.00	Aaa	219,360

1,910	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19 (ETM)	No Opt. Call	AA+ (4)	2,017,323

1,185	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2008A, 4.250%, 2/01/22 (Pre-refunded 2/01/18) – AGM Insured	2/18 at 100.00	Aa2 (4)	1,228,561

NUVEEN	37

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

	Duluth, Minnesota, General Obligation Bonds, DECC Improvement Series 2008A:
$1,160	4.500%, 2/01/21 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	$1,206,423
465	4.500%, 2/01/22 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	483,609
1,100	4.625%, 2/01/24 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,145,606

1,630	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured	11/18 at 100.00	AA (4)	1,796,456

4,575	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	5,031,173

3,495	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	3,665,940

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-6X:
500	4.500%, 4/01/21 (Pre-refunded 4/01/17)	4/17 at 100.00	A2 (4)	506,200
1,250	5.000%, 4/01/24 (Pre-refunded 4/01/17)	4/17 at 100.00	A2 (4)	1,267,587

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D, 5.375%, 5/01/31 (Pre-refunded 5/01/19) – AGC Insured	5/19 at 100.00	A1 (4)	1,094,320

965	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 4.250%, 5/01/21 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (4)	1,049,196

2,500	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2008C, 5.625%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	Aaa	2,676,550

1,480	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009, 5.500%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	1,633,180

	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008:
190	4.500%, 12/01/19 (Pre-refunded 12/01/17)	12/17 at 100.00	AA+ (4)	196,870
290	4.500%, 12/01/20 (Pre-refunded 12/01/17)	12/17 at 100.00	AA+ (4)	300,486

	Stevens County Housing and Redevelopment Authority, Minnesota, Public Project Revenue Bonds, Series 2009A:
325	4.000%, 2/01/19 (ETM)	No Opt. Call	AA– (4)	343,190
340	4.100%, 2/01/20 (ETM)	No Opt. Call	AA– (4)	366,129

200	Zumbrota-Mazeppa Independent School District 2805, Wabasha County, Minnesota, General Obligation Bonds, Alternate Facilities Series 2008A, 4.000%, 2/01/19 (Pre-refunded 2/01/18)	2/18 at 100.00	AA+ (4)	206,346
26,835	Total U.S. Guaranteed			28,548,534

	Utilities – 13.6%

	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
395	3.500%, 12/01/22 – AGM Insured	No Opt. Call	AA	419,553
475	4.000%, 12/01/28	12/24 at 100.00	AA	496,712
495	4.000%, 12/01/29	12/24 at 100.00	AA	512,637

1,140	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA	1,281,805

	Hutchinson, Minnesota, Public Utility Revenue Bonds, Refunding Series 2012A:
500	5.000%, 12/01/25	12/22 at 100.00	A1	564,785
670	5.000%, 12/01/26	12/22 at 100.00	A1	753,549

500	Litchfield, Minnesota, Electric Utility Revenue Bonds, Series 2009C, 5.000%, 2/01/29 – AGC Insured	2/18 at 100.00	AA	517,035

38	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$340	Marshall, Minnesota, Public Utility Revenue Bonds, Series 2009A, 3.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	$353,087

	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2007:
420	4.125%, 10/01/17	No Opt. Call	A2	430,504
1,000	5.250%, 10/01/22	10/17 at 100.00	A2	1,033,510

1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A, 3.500%, 10/01/28	10/24 at 100.00	A2	990,870

	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014:
500	5.000%, 10/01/29	10/24 at 100.00	A2	560,175
500	5.000%, 10/01/30	10/24 at 100.00	A2	557,155

	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016:
1,595	5.000%, 10/01/35	10/26 at 100.00	A2	1,764,580
440	4.000%, 10/01/41	10/26 at 100.00	A2	440,691

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A:
460	5.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A–	461,601
1,050	5.000%, 1/01/19 – AGC Insured	1/18 at 100.00	AA	1,088,272

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2008A:
1,825	5.000%, 1/01/18 – AGC Insured	No Opt. Call	AA	1,898,183
2,155	5.000%, 1/01/21 – AGC Insured	1/18 at 100.00	AA	2,233,787

2,940	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2010A-1, 5.000%, 1/01/20	No Opt. Call	A–	3,218,359

1,430	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/30	1/23 at 100.00	A–	1,568,796

570	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/33	12/23 at 100.00	Aa3	637,323

750	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2015E, 3.000%, 12/01/29	12/25 at 100.00	Aa3	712,853

295	Shakopee Public Utilities Commission, Minnesota, Public Utilities Crossover Refunding Revenue Bonds, Series 2006A, 4.250%, 2/01/18 – AGM Insured	2/17 at 100.00	A1	295,770

2,500	Southern Minnesota Municipal Power Agency Power Supply System Revenue Bonds, Series 2015A, 4.000%, 1/01/30	1/26 at 100.00	A+	2,586,650

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
3,500	0.000%, 1/01/20 – NPFG Insured	No Opt. Call	AA–	3,270,960
5,000	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	AA–	4,536,500

1,250	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2012A, 5.000%, 1/01/29	1/23 at 100.00	Aa3	1,399,163

	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Refunding Series 2015A:
1,335	5.000%, 1/01/31	1/26 at 100.00	Aa3	1,523,128
1,000	5.000%, 1/01/33	1/26 at 100.00	Aa3	1,129,140

	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A:
2,850	5.000%, 1/01/29	1/24 at 100.00	Aa3	3,217,194
2,750	5.000%, 1/01/30	1/24 at 100.00	Aa3	3,085,610
1,000	5.000%, 1/01/31	1/24 at 100.00	Aa3	1,118,670
2,150	5.000%, 1/01/32	1/24 at 100.00	Aa3	2,395,014
44,780	Total Utilities			47,053,621

NUVEEN	39

Nuveen Minnesota Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 1.3%

	Buffalo, Minnesota, Water and Sewer Revenue Bonds, Refunding Series 2014A:
$1,905	4.000%, 11/01/24 – BAM Insured	11/23 at 100.00	AA	$2,058,200
2,000	4.000%, 11/01/28 – BAM Insured	11/23 at 100.00	AA	2,084,860

250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/22	No Opt. Call	A–	277,368
4,155	Total Water and Sewer			4,420,428
$324,990	Total Long-Term Investments (cost $335,211,901)			340,380,648

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.7%

	MUNICIPAL BONDS – 0.7%

	Housing/Single Family – 0.7%

$2,500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015D, Variable Rate Demand Obligation, 0.590%, 1/01/46 (Alternative Minimum Tax) (5)	2/17 at 100.00	AA+	$2,500,000
$2,500	Total Short-Term Investments (cost $2,500,000)			2,500,000
	Total Investments (cost $337,711,901) – 99.2%			342,880,648
	Other Assets Less Liabilities – 0.8%			2,724,087
	Net Assets – 100%			$345,604,735

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment has a maturity of greater than one year, but has variable rate demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

40	NUVEEN

Nuveen Minnesota Municipal Bond Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.4%

	MUNICIPAL BONDS – 100.4%

	Consumer Staples – 0.6%

$1,800	Moorhead, Minnesota, Recovery Zone Facility Revenue Bonds, American Crystal Sugar Company Project, Series 2010, 5.650%, 6/01/27	7/20 at 100.00	BBB+	$1,940,166

	Education and Civic Organizations – 18.2%

660	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2012A, 5.000%, 6/01/43	No Opt. Call	BBB–	685,060

1,680	Anoka County, Minnesota, Charter School Lease Revenue Bonds, Spectrum Building Company, Series 2014A, 5.000%, 6/01/47	6/20 at 102.00	BBB–	1,734,046

65	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	53,422

800	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	921,864

5,350	City of Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	5,087,742

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
100	5.000%, 7/01/36	7/24 at 102.00	N/R	94,965
1,000	5.000%, 7/01/47	7/24 at 102.00	N/R	916,680

1,515	City of Woodbury, Minnesota, Charter School Lease Revenue Bonds, Math and Science Academy Building Company, Series 2012A, 5.000%, 12/01/43	No Opt. Call	BBB–	1,549,815

	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A:
405	5.250%, 7/01/37	7/25 at 100.00	BB+	422,605
500	5.500%, 7/01/50	7/25 at 100.00	BB+	525,805

300	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/37	7/25 at 100.00	BB+	262,749

	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A:
1,750	5.600%, 11/01/30	11/18 at 102.00	BBB–	1,824,655
875	5.875%, 11/01/40	11/20 at 100.00	BBB–	916,309

1,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 100.00	BB+	1,061,400

100	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	N/R	89,411

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
600	5.000%, 7/01/29	7/24 at 100.00	BB+	603,738
1,000	5.000%, 7/01/34	7/24 at 100.00	BB+	979,340
525	5.000%, 7/01/44	7/24 at 100.00	BB+	498,635

3,805	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	N/R	3,315,144

NUVEEN	41

Nuveen Minnesota Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	$89,508

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A:
2,740	6.000%, 7/01/43	7/23 at 100.00	BB	2,866,999
1,260	6.125%, 7/01/48	7/23 at 100.00	BB	1,323,580

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
440	3.350%, 5/01/22	5/21 at 100.00	Baa3	444,884
395	3.500%, 5/01/23	5/21 at 100.00	Baa3	399,744

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,725	5.500%, 5/01/26	5/17 at 100.00	N/R	1,736,333
820	5.500%, 5/01/27	5/17 at 100.00	N/R	825,117
1,545	5.500%, 5/01/37	5/17 at 100.00	N/R	1,546,823

695	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2016-8K, 4.000%, 3/01/43	3/26 at 100.00	Baa1	648,852

1,835	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Scholastica, Inc., Series 2011-7J , 6.300%, 12/01/40	12/19 at 100.00	Baa2	1,982,424

1,000	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolphus College, Series 2010-7B, 5.000%, 10/01/31	10/19 at 100.00	A3	1,069,710

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Hamline University, Series 2011-7K1:
625	6.000%, 10/01/32	10/21 at 100.00	Baa2	695,694
2,000	6.000%, 10/01/40	10/21 at 100.00	Baa2	2,204,660

1,390	Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester College, Series 201528J, 3.250%, 3/01/30	3/25 at 100.00	Aa3	1,336,193

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John’s University, Series 2015-8I:
350	5.000%, 10/01/33	10/25 at 100.00	A2	387,069
385	5.000%, 10/01/34	10/25 at 100.00	A2	423,631

1,950	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	2,051,010

1,130	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	BB+	1,137,130

650	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Series 2004A, 5.500%, 12/01/33	12/21 at 100.00	BBB–	684,476

560	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary’s School Project, Series 2015, 5.000%, 8/01/22	No Opt. Call	BB	584,948

130	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	B–	107,812

2,940	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB–	2,565,003

	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A:
1,560	5.250%, 9/01/32	No Opt. Call	BB+	1,607,081
1,695	5.500%, 9/01/43	9/20 at 101.00	BB+	1,748,172

42	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
$625	5.300%, 7/01/45	7/25 at 100.00	BB	$620,600
1,030	5.375%, 7/01/50	7/25 at 100.00	BB	1,027,559

1,450	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	No Opt. Call	BB+	1,458,019

2,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Educational Facility Revenue Refunding Bonds, Saint Paul Academy and Summit School Project, Series 2007, 5.000%, 10/01/24	10/17 at 100.00	A3	2,058,160

	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter School Project, Series 2013A:
185	2.400%, 3/01/17	No Opt. Call	BBB–	184,741
185	2.600%, 3/01/18	No Opt. Call	BBB–	183,868

	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
2,010	5.000%, 10/01/41	10/26 at 100.00	N/R	1,780,337
205	5.125%, 10/01/48	10/26 at 100.00	N/R	179,890

1,435	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2013A, 5.000%, 12/01/33	12/22 at 100.00	BBB–	1,467,976

580	St. Paul Housing and Redevelopment Authority, Minnesota, Performing Arts Facility Revenue Bonds, Ordway Center for the Performing Arts, Series 2012, 2.200%, 7/01/18	No Opt. Call	N/R	580,052

1,540	University of Minnesota, General Revenue Bonds, Series 2011A, 5.250%, 12/01/29	12/20 at 100.00	Aa1	1,744,081

20	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 4.750%, 6/01/46	6/24 at 100.00	N/R	17,225
61,215	Total Education and Civic Organizations			61,312,746

	Health Care – 13.3%

2,000	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016, 4.000%, 3/01/37 (WI/DD, Settling 12/01/16)	3/26 at 100.00	N/R	1,870,440

	Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional Health Services Project, Series 2013:
375	4.000%, 4/01/22	No Opt. Call	BBB	395,584
500	4.000%, 4/01/27	4/22 at 100.00	BBB	512,120
760	4.000%, 4/01/31	4/22 at 100.00	BBB	772,396

2,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.750%, 7/01/40	7/20 at 100.00	A1	2,713,400

	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A:
3,450	5.000%, 7/01/30	7/25 at 100.00	A	3,863,414
4,500	4.000%, 7/01/35	7/25 at 100.00	A	4,488,165

	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital Corporation, Series 2007:
25	5.000%, 5/01/20	5/17 at 100.00	Baa1	25,374
1,800	4.500%, 5/01/23	5/17 at 100.00	Baa1	1,820,178
1,000	5.250%, 5/01/25	5/17 at 100.00	Baa1	1,013,170

1,000	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015, 4.000%, 9/01/35	9/25 at 100.00	Baa1	993,420

NUVEEN	43

Nuveen Minnesota Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$580	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 – AGC Insured	11/18 at 100.00	AA	$628,418

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A:
485	4.000%, 11/15/40	11/25 at 100.00	A+	476,183
2,000	5.000%, 11/15/44	11/25 at 100.00	A+	2,163,380

130	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured	8/20 at 100.00	AA	137,469

2,435	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Children’s Health Care, Series 2010A, 5.250%, 8/15/35	8/20 at 100.00	AA–	2,664,328

1,005	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Refunding Series 2008C-1, 5.000%, 2/15/30 – AGC Insured	2/20 at 100.00	AA	1,073,631

2,300	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/29	No Opt. Call	AA	2,746,108

1,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2010, 5.875%, 7/01/30	7/20 at 100.00	A–	1,883,872

60	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30	5/20 at 100.00	A1	64,987

3,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.250%, 11/15/29	11/19 at 100.00	AA–	3,369,641

2,060	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare Project, Series 2009, 5.000%, 2/01/29	2/19 at 100.00	A	2,156,696

1,375	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	8/36 at 100.00	N/R	1,375,179

	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014:
1,980	4.000%, 9/01/31	9/24 at 100.00	A	2,038,489
1,410	5.000%, 9/01/34	9/24 at 100.00	A	1,542,427

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
110	5.250%, 11/15/35	11/20 at 100.00	BBB–	116,722
1,615	5.000%, 11/15/40	11/25 at 100.00	BBB–	1,705,666

	Winona, Minnesota, Health Care Facilities Revenue Bonds, Winona Health Obligated Group, Refunding Series 2012:
500	3.750%, 7/01/21	No Opt. Call	BBB	519,865
350	4.000%, 7/01/22	7/21 at 100.00	BBB	365,271
1,270	4.500%, 7/01/24	7/21 at 100.00	BBB	1,335,723
42,335	Total Health Care			44,831,716

	Housing/Multifamily – 0.8%

2,500	Rochester, Minnesota, Multifamily Housing Revenue Bonds, Essex Place Apartments Project, Series 2012A, 3.750%, 6/01/29	6/22 at 100.00	Aaa	2,553,575

	Housing/Single Family – 1.1%

75	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Home Program, Market Series 2011B, 4.100%, 12/01/29	6/21 at 100.00	AA+	77,074

44	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$71	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-4, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/38 at 100.00	AA+	$72,026

235	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2007A-2, 5.520%, 3/01/41 (Alternative Minimum Tax)	5/17 at 102.00	AA+	245,335

70	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011B, 4.000%, 7/01/21	No Opt. Call	Aaa	72,850

	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011D:
35	4.375%, 7/01/26	7/21 at 100.00	Aaa	36,246
500	4.700%, 1/01/31	7/21 at 100.00	Aaa	527,215

20	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2011E, 4.000%, 7/01/26	7/21 at 100.00	Aaa	19,989

20	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2006Q, 5.250%, 7/01/33 (Alternative Minimum Tax)	7/17 at 100.00	AA+	20,113

1,380	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2015F, 3.300%, 7/01/29	7/25 at 100.00	AA+	1,344,534

1,435	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2016A, 3.200%, 1/01/33 (Alternative Minimum Tax)	7/25 at 100.00	AA+	1,310,944
3,841	Total Housing/Single Family			3,726,326

	Long-Term Care – 11.2%

1,500	Anoka County Housing and Redevelopment Authority, Minnesota, Health Care Facility Care Center Project, Series 2010D, 6.750%, 11/01/36	11/36 at 100.00	N/R	1,511,085

1,590	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49	11/24 at 100.00	N/R	1,592,035

375	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty Ford Foundation Project, Series 2014, 4.000%, 11/01/39	11/24 at 100.00	A3	376,256

1,600	Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Foundation Project, Series 2011, 5.000%, 11/01/41	11/19 at 100.00	A3	1,658,800

1,500	Chisago City, Minnesota, Housing and Health Care Revenue Bonds, CDL Homes, LLC Project, Series 2013B, 6.000%, 8/01/43	8/23 at 100.00	N/R	1,589,295

1,950	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	1,848,444

1,180	Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption Home, Inc., Refunding Series 2013, 5.200%, 3/01/43	7/20 at 100.00	N/R	1,183,044

	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
575	5.250%, 1/01/40	1/23 at 100.00	N/R	575,270
1,175	5.250%, 1/01/46	1/23 at 100.00	N/R	1,150,924

725	Cottage Grove, Minnesota, Senior Housing Revenue Bonds, PHS/Cottage Grove, Inc., Project, Series 2006A, 5.000%, 12/01/31	12/31 at 100.00	N/R	725,225

1,195	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 5.000%, 8/01/46	8/22 at 100.00	N/R	1,158,971

1,885	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen – Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,870,391

NUVEEN	45

Nuveen Minnesota Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

	Minneapolis, Minnesota, Revenue Bonds, Walker Minneapolis Campus Project, Refunding Series 2012:
$450	5.000%, 11/15/24	11/22 at 100.00	N/R	$472,424
1,500	4.750%, 11/15/28	11/22 at 100.00	N/R	1,517,430

1,500	Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds, Ecumen – Abiitan Mill City Project, Series 2015, 5.250%, 11/01/45	5/23 at 100.00	N/R	1,500,735

3,000	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 5.000%, 10/01/47	10/24 at 102.00	N/R	2,886,270

1,000	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project Memory Care Building, Series 2013, 6.500%, 8/01/43	8/20 at 102.00	N/R	1,067,360

1,715	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen – Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,701,709

2,700	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016B, 2.000%, 6/01/49	6/26 at 100.00	N/R	2,416,824

250	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Mount Olivet Careview Home Project, Series 2016C, 3.150%, 6/01/28	6/21 at 101.00	N/R	234,813

1,875	Saint Paul Housing and Redevelopment Authority, Minnesota, Nursing Home Revenue Bonds, Episcopal Homes of Minnesota, Series 2006, 5.630%, 10/01/33	10/33 at 100.00	N/R	1,881,460

1,100	Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Rossy & Richard Shaller Family Sholom East Campus, Series 2007A, 5.250%, 10/01/42	10/17 at 100.00	N/R	1,104,741

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Refunding Series 2012A, 5.150%, 11/01/42	No Opt. Call	N/R	1,013,610

800	Sartell, Minnesota, Health Care and Housing Facilities Revenue Bonds, Country Manor Campus LLC Project, Series 2012A, 5.250%, 9/01/30	9/22 at 100.00	N/R	828,416

2,390	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	2,349,872

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
260	5.000%, 5/01/23	5/19 at 102.00	N/R	275,811
680	5.000%, 11/01/23	5/19 at 102.00	N/R	721,351
700	5.500%, 11/01/32	5/19 at 102.00	N/R	741,860
330	6.000%, 5/01/47	5/19 at 102.00	N/R	349,949

1,200	West St. Paul, Minnesota, Health Care Facilities Revenue Bonds, Walker Thompson Hill LLC Project, Series 2011A, 7.000%, 9/01/46	9/19 at 100.00	N/R	1,247,436
37,700	Total Long-Term Care			37,551,811

	Materials – 0.5%

2,150	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)	10/22 at 100.00	BBB–	1,750,874

	Tax Obligation/General – 27.5%

	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015B:
1,710	5.000%, 2/01/25	No Opt. Call	Aa2	1,992,885
955	5.000%, 2/01/26	2/25 at 100.00	Aa2	1,108,373

46	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,875	Bemidji Independent School District 31, Beltrami County, Minnesota, General Obligation Bonds, Refunding Series 2015A, 3.000%, 4/01/30	4/26 at 100.00	AA+	$1,775,719

10,000	Bemidji, Minnesota, General Obligation Bonds, Refunding Sales Tax Series 2011, 6.000%, 2/01/41	2/21 at 100.00	Aa3	11,350,296

1,000	Buffalo-Hanover-Montrose Independent School District 877, Minnesota, General Obligation Bonds, Refunding Series 2012A, 4.000%, 2/01/23	2/22 at 100.00	Aa2	1,083,100

1,705	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, Refunding Alternative Facilities Series 2016A, 5.000%, 2/01/22	No Opt. Call	Aa2	1,946,343

2,485	Burnsville Independent School District 191, Dakota and Scott Counties, Minnesota, General Obligation Bonds, School Building Series 2015A, 3.250%, 2/01/35	2/25 at 100.00	Aa2	2,338,559

1,005	Cambridge Independent School District 911, Isanti County, Minnesota, General Obligation Bonds, Refunding School Building Series 2016D, 5.000%, 2/01/25	No Opt. Call	Aa2	1,180,101

2,375	Chaska Independent School District 112, Carver County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	Aa2	2,748,303

915	Circle Pines Independent School District 12, Centennial, Minnesota, General Obligation Bonds, School Building Series 2015A, 0.000%, 2/01/34	2/25 at 70.20	AA+	477,969

	Cloquet Independent School District 94, Carlton and Saint Louis Counties, Minnesota, General Obligation Bonds, School Building Series 2015B:
1,000	5.000%, 2/01/26	2/25 at 100.00	Aa2	1,160,600
1,000	5.000%, 2/01/27	2/25 at 100.00	Aa2	1,149,900
1,000	4.000%, 2/01/36	2/25 at 100.00	Aa2	1,008,290

1,100	Dakota County Community Development Agency, Minnesota, Governmental Housing Development General Obligation Bonds, Series 2015A, 4.000%, 1/01/42	1/23 at 100.00	Aaa	1,107,656

	Delano Independent School District 879, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A:
1,000	3.000%, 2/01/32	2/26 at 100.00	Aa2	920,270
2,000	3.000%, 2/01/34	2/26 at 100.00	Aa2	1,786,220
2,215	3.000%, 2/01/35	2/26 at 100.00	Aa2	1,956,908

1,000	Duluth Independent School District 709, Saint Louis County, Minnesota, General Obligation Bonds, Series 2015B, 3.000%, 2/01/28	2/25 at 100.00	Aa2	968,860

1,000	Farmington Independent School District 192, Dakota County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 4.000%, 2/01/27	2/24 at 100.00	Aa2	1,068,480

	Forest Lake Independent School District 831, Washington County, Minnesota, General Obligation Bonds, School Building Series 2016A:
785	3.125%, 2/01/38	2/26 at 100.00	AA+	698,807
800	3.125%, 2/01/39	2/26 at 100.00	AA+	706,232
2,495	3.125%, 2/01/40	2/26 at 100.00	AA+	2,186,568
500	3.150%, 2/01/42	2/26 at 100.00	AA+	433,950
790	3.250%, 2/01/46	2/26 at 100.00	AA+	681,541

	Fridley Independent School District 14, Anoka County, Minnesota, General Obligation Bonds, Alternative Facility, Series 2016B:
2,000	5.000%, 2/01/27	2/26 at 100.00	Aa2	2,344,160
1,075	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,153,808

2,500	Independent School District 2310 (Sibley East), Minnesota, General Obligation School Building Bonds, Series 2015A, 4.000%, 2/01/40	2/25 at 100.00	Aa2	2,508,550

	Madison, Minnesota, General Obligation Bonds, Refunding Series 2015A:
660	3.600%, 1/01/35 – AGM Insured	1/23 at 100.00	AA	660,700
500	4.000%, 1/01/45 – AGM Insured	1/23 at 100.00	AA	501,325

NUVEEN	47

Nuveen Minnesota Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	Mahtomedi Independent School District 832, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 5.000%, 2/01/26	2/25 at 100.00	AA+	$1,170,960

2,000	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building Series 2014A, 4.000%, 2/01/28	2/24 at 100.00	AA+	2,137,960

975	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Alternate Facility Series 2015A, 3.000%, 2/01/31	2/24 at 100.00	AA+	911,518

	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Alternate Facility Series 2015B:
2,380	3.000%, 2/01/28	2/24 at 100.00	AA+	2,321,095
1,905	3.000%, 2/01/31	2/24 at 100.00	AA+	1,780,965

1,500	Minnesota State, General Obligation Bonds, Various Purpose Series 2013D, 5.000%, 10/01/23	No Opt. Call	AAA	1,771,695

1,185	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/32	8/25 at 100.00	AAA	1,373,522

2,000	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 3.000%, 2/01/36	2/26 at 100.00	Aa2	1,769,460

	Mountain Iron-Buhl Independent School District 712, St. Louis County, Minnesota, General Obligation Bonds, School Building Series 2016A:
685	3.000%, 2/01/35	2/26 at 100.00	Aa2	611,041
4,305	3.000%, 2/01/37	2/26 at 100.00	Aa2	3,750,817

330	Owatonna Independent School District 761, Steele County, Minnesota, General Obligation Bonds, Series 2016A, 3.000%, 2/01/30	2/25 at 100.00	Aa2	311,028

	Perham Independent School District 549, Minnesota, General Obligation Bonds, Series 2016A:
1,000	3.000%, 2/01/35	2/24 at 100.00	Aa2	894,220
760	3.000%, 2/01/36	2/24 at 100.00	Aa2	675,245
800	3.000%, 2/01/37	2/24 at 100.00	Aa2	704,296

3,555	Robbinsdale Independent School District 281, Hennepin County, Minnesota, General Obligation Bonds, Series 2016C, 3.000%, 2/01/31	2/26 at 100.00	AA+	3,297,263

1,880	Rushford Peterson Independent School District 239, Minnesota, General Obligation Bonds, School Building Series 2015A, 3.000%, 2/01/33	2/25 at 100.00	Aa2	1,726,930

	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Series 2015A:
450	3.125%, 2/01/33	2/25 at 100.00	Aa2	425,079
525	3.125%, 2/01/35	2/25 at 100.00	Aa2	487,048

1,000	Saint James Independent School District 840, Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%, 2/01/45	2/26 at 100.00	AA+	1,027,030

2,005	Shakopee, Minnesota, General Obligation Tax Abatement Revenue Bonds, Series 2016A, 3.000%, 2/01/35	2/25 at 100.00	Aa1	1,848,049

475	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/25	No Opt. Call	Aa2	558,909

2,500	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, School Building Series 2016C, 3.000%, 2/01/30	2/26 at 100.00	Aa2	2,368,925

	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A:
775	3.000%, 2/01/33	2/26 at 100.00	Aa2	704,979
8,000	3.000%, 2/01/35	2/26 at 100.00	Aa2	7,001,999

48	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,070	Waite Park, Minnesota, General Obligation Bonds, Capital Improvement Plan Series 2016B, 3.000%, 12/15/41	12/25 at 100.00	AA	$889,705

	Waseca Independent School District 829, Steele, Rice, and Waseca Counties, Minnesota, General Obligation Bonds, Series 2015A:
1,575	4.000%, 2/01/28	2/26 at 100.00	Aa2	1,698,181
500	3.125%, 2/01/35	2/26 at 100.00	Aa2	459,960

1,130	Westonka Independent School District 277, Hennepin County, Minnesota, General Obligation Bonds, Series 2016A., 3.000%, 2/01/32	2/26 at 100.00	Aa2	1,048,629
93,710	Total Tax Obligation/General			92,730,981

	Tax Obligation/Limited – 3.4%

135	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015, 4.000%, 3/01/30	3/23 at 100.00	N/R	130,325

325	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015, 4.000%, 3/01/27	3/23 at 100.00	N/R	314,714

1,090	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2015C, 3.250%, 8/01/30	8/24 at 100.00	AA	1,055,948

	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2016C:
385	4.000%, 8/01/34	8/25 at 100.00	AA	395,788
400	4.000%, 8/01/35	8/25 at 100.00	AA	410,308

	Minnetonka Independent School District 276, Hennepin County, Minnesota, Certificates of Participation, Series 2016O:
255	3.000%, 2/01/31	2/24 at 100.00	Aa1	233,853
325	3.000%, 2/01/36	2/24 at 100.00	Aa1	285,035

1,015	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2013A, 4.000%, 2/01/22	No Opt. Call	A1	1,095,946

	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015A:
1,470	3.625%, 2/01/34	2/25 at 100.00	A1	1,410,362
580	3.750%, 2/01/36	2/25 at 100.00	A1	557,293

2,250	Northeast Metropolitan Intermediate School District 916, White Bear Lake, Minnesota, Certificates of Participation, Series 2015B, 4.000%, 2/01/42	2/25 at 100.00	A1	2,218,253

	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
500	4.250%, 4/01/25	4/23 at 100.00	N/R	495,475
430	4.875%, 4/01/30	4/23 at 100.00	N/R	422,939
1,665	5.250%, 4/01/43	4/23 at 100.00	N/R	1,600,614

	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012:
150	5.000%, 9/01/26	No Opt. Call	N/R	154,598
800	5.000%, 3/01/29	No Opt. Call	N/R	818,824
11,775	Total Tax Obligation/Limited			11,600,275

	Transportation – 5.7%

1,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	927,780

NUVEEN	49

Nuveen Minnesota Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$4,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2009B, 5.000%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	AA–	$4,281,280

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Senior Lien Series 2016A:
135	5.000%, 1/01/31	1/27 at 100.00	AA–	154,799
3,575	5.000%, 1/01/32	1/27 at 100.00	AA–	4,082,829

130	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2011A, 3.500%, 1/01/24	1/21 at 100.00	A+	133,895

275	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2012B, 5.000%, 1/01/28	No Opt. Call	A+	308,058

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,000	5.000%, 1/01/31	1/24 at 100.00	A+	2,201,280
1,400	5.000%, 1/01/32	1/24 at 100.00	A+	1,535,338
800	5.000%, 1/01/33	1/24 at 100.00	A+	874,712

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B:
1,000	5.000%, 1/01/25 (Alternative Minimum Tax)	1/24 at 100.00	A+	1,131,570
750	5.000%, 1/01/26 (Alternative Minimum Tax)	1/24 at 100.00	A+	840,015

120	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2010D, 4.000%, 1/01/23 (Alternative Minimum Tax)	1/20 at 100.00	A+	124,478

	St Paul Housing and Redevelopment Authority, Minnesota, Parking Revenue Bonds, Parking Facilities Project, Refunding Series 2010A:
1,070	5.000%, 8/01/30	8/18 at 102.00	A+	1,141,754
1,500	5.000%, 8/01/35	8/18 at 102.00	A+	1,602,765
17,755	Total Transportation			19,340,553

	U.S. Guaranteed – 7.8% (4)

2,470	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (4)	2,498,578

1,135	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	1,335,679

2,000	Duluth Independent School District 709, Minnesota, Certificates of Participation, Series 2008B, 4.000%, 2/01/19 (ETM)	No Opt. Call	AA+ (4)	2,112,380

585	Lakeville Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Ice Arena Project, Series 2006, 4.625%, 2/01/32 (Pre-refunded 2/01/17)	2/17 at 100.00	Aa3 (4)	588,797

105	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2008B, 6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured	11/18 at 100.00	AA (4)	115,723

70	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.000%, 11/15/18 (ETM)	No Opt. Call	A+ (4)	74,848

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,225	6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,562,109
245	6.750%, 11/15/32 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	271,200

	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
150	4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	157,337
4,100	4.875%, 8/01/25 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	4,342,720

50	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$1,175	Moorhead, Minnesota, Golf Course Revenue Refunding Bonds, Series 1998B, 5.875%, 12/01/21 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (4)	$1,175,165

2,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 1/01/26 (Pre-refunded 1/01/18) – AMBAC Insured	1/18 at 100.00	A– (4)	2,085,080

	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2008D:
35	5.375%, 5/01/31 (Pre-refunded 5/01/19) – AGC Insured	5/19 at 100.00	A1 (4)	38,301
65	5.500%, 5/01/39 (Pre-refunded 5/01/19) – AGC Insured	5/19 at 100.00	A1 (4)	71,323

1,000	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System Project, Series 2010A, 5.125%, 5/01/30 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (4)	1,116,240

1,235	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2008C, 5.750%, 7/01/30 (Pre-refunded 7/01/18)	7/18 at 100.00	Aaa	1,324,636

	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009:
15	5.500%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	16,553
2,625	5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,913,278

1,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2011A, 6.625%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB–(4)	1,808,175

500	Saint Paul Housing and Redevelopment Authority, Minnesota, Recreational Facility Lease Revenue Bonds, Jimmy Lee Recreational Center, Series 2008, 4.750%, 12/01/26 (Pre-refunded 12/01/17)	12/17 at 100.00	AA+ (4)	519,325
24,235	Total U.S. Guaranteed			26,127,447

	Utilities – 9.9%

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	244,506

5,045	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	A2	5,521,348

	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
1,000	4.000%, 10/01/31	10/24 at 100.00	A2	1,018,160
1,000	4.000%, 10/01/32	10/24 at 100.00	A2	1,012,730

250	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/26	12/23 at 100.00	Aa3	286,750

	Southern Minnesota Municipal Power Agency, Power Supply System Revenue Bonds, Series 1994A:
1,510	0.000%, 1/01/19 – NPFG Insured	No Opt. Call	AA–	1,449,645
1,825	0.000%, 1/01/21 – NPFG Insured	No Opt. Call	AA–	1,655,823
65	0.000%, 1/01/22 – NPFG Insured	No Opt. Call	AA–	57,327
3,055	0.000%, 1/01/23 – NPFG Insured	No Opt. Call	AA–	2,609,764
10,530	0.000%, 1/01/24 – NPFG Insured	No Opt. Call	AA–	8,704,413
4,805	0.000%, 1/01/25 – NPFG Insured	No Opt. Call	AA–	3,842,078
6,230	0.000%, 1/01/26 – NPFG Insured	No Opt. Call	AA–	4,810,993

2,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	2,184,160
37,550	Total Utilities			33,397,697

NUVEEN	51

Nuveen Minnesota Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 0.4%

$1,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A–	$1,332,777
$337,806	Total Long-Term Investments (cost $336,077,004)			338,196,944
	Borrowings – (1.5)% (5)			(5,000,000)
	Other Assets Less Liabilities – 1.1%			3,642,862
	Net Assets – 100%			$336,839,806

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Borrowings as a percentage of total investments is 1.5%.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

52	NUVEEN

Nuveen Nebraska Municipal Bond Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.3%

	MUNICIPAL BONDS – 98.3%

	Consumer Staples – 0.7%

$500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	$437,990

	Education and Civic Organizations – 10.9%

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2008, 5.625%, 5/01/40	5/18 at 100.00	A	1,047,310

1,000	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Refunding Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	A2	1,102,450

	Lincoln, Nebraska, Educational Facilities Revenue and Refunding Bonds, Nebraska Wesleyan University Project, Series 2012:
685	3.300%, 4/01/25	4/22 at 100.00	A–	689,836
410	4.000%, 4/01/32	4/22 at 100.00	A–	414,900

500	Metropolitan Community College Area, Nebraska, Certificates of Participation, Fort Omaha Campus Project, Series 2016, 3.000%, 3/01/32	3/26 at 100.00	AA	445,420

525	Nebraska Educational Finance Authority, Revenue Bonds, Clarkson College Project, Refunding Series 2011, 5.450%, 9/01/35	5/21 at 100.00	Aa3	586,042

500	Nebraska State Colleges Facilities Corporation, Revenue Bonds, Refunding Deferred Maintenance Series 2016, 4.000%, 7/15/28 – AGM Insured	7/26 at 100.00	AA	525,600

1,000	University of Nebraska, Revenue Bonds, Refunding Lincoln Student Fees and Facilities Series 2011, 5.000%, 7/01/42	1/22 at 100.00	Aa1	1,094,160

1,000	University of Nebraska, Revenue Bonds, Refunding Lincoln Student Fees and Facilities Series 2016A, 3.000%, 7/01/39	7/26 at 100.00	Aa1	839,380
6,620	Total Education and Civic Organizations			6,745,098

	Health Care – 14.9%

200	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56	6/26 at 100.00	BB	202,688

565	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2008B, 6.000%, 8/15/28	1/20 at 100.00	A2	579,888

775	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	812,812

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
500	4.125%, 11/01/36	11/25 at 100.00	A–	491,315
1,000	5.000%, 11/01/45	11/25 at 100.00	A–	1,063,560

	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012:
1,220	4.000%, 11/01/37	No Opt. Call	A–	1,189,537
2,800	5.000%, 11/01/42	No Opt. Call	A–	2,962,260

	Sarpy County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Nebraska Medicine, Series 2016:
1,000	4.000%, 5/15/41	5/26 at 100.00	AA–	977,080
500	3.000%, 5/15/46	5/26 at 100.00	AA–	389,895

NUVEEN	53

Nuveen Nebraska Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$500	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/20/37	2/27 at 100.00	N/R	$521,995
9,060	Total Health Care			9,191,030

	Housing/Single Family – 3.0%

975	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Refunding Series 2016A, 3.500%, 9/01/36	3/25 at 100.00	AA+	912,629

1,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2016C, 3.350%, 9/01/36	9/25 at 100.00	AA+	913,060
1,975	Total Housing/Single Family			1,825,689

	Long-Term Care – 8.3%

900	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA	955,188

240	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/26 at 100.00	N/R	240,252

3,385	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.625%, 1/01/40	1/20 at 100.00	AA	3,668,862

220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/23	No Opt. Call	A–	247,194
4,745	Total Long-Term Care			5,111,496

	Tax Obligation/General – 12.2%

705	Adams County School District 18, Nebraska, General Obligation Bonds, Hastings Public Schools, Series 2014, 4.000%, 12/15/44	7/19 at 100.00	Aa3	723,323

500	Buffalo County School District 007 Kearney Public Schools, Nebraska, General Obligation Bonds, School Building Series 2016, 3.000%, 12/15/36	4/26 at 100.00	AA–	438,200

1,000	Douglas County School District 059, Nebraska, General Obligation Bonds, Bennington Public Schools, Series 2016, 3.375%, 12/15/41	12/25 at 100.00	AA–	878,160

1,350	Douglas County School District 1, Nebraska, General Obligation Bonds, Refunding Series 2012, 5.000%, 6/15/24	No Opt. Call	AAA	1,598,049

750	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Series 2016, 4.000%, 12/15/36	12/25 at 100.00	AA–	759,653

1,000	Kearney County School District 503, Nebraska, General Obligation Bonds, Series 2014, 4.000%, 12/15/39	12/19 at 100.00	A+	1,003,140

195	Omaha, Nebraska, General Obligation Bonds, Convention Center Project, Series 2004, 5.250%, 4/01/26	No Opt. Call	AA+	236,687

	Omaha, Nebraska, General Obligation Bonds, Various Purpose & Refunding Series 2013A:
715	4.500%, 11/15/28	11/23 at 100.00	AA+	800,957
365	4.500%, 11/15/29	11/23 at 100.00	AA+	407,095

650	Omaha, Nebraska, Special Tax Redevelopment Bonds, Redevelopment 2008, 5.250%, 10/15/28	10/18 at 100.00	AA+	691,873
7,230	Total Tax Obligation/General			7,537,137

	Tax Obligation/Limited – 10.8%

265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	276,604

2,460	Lincoln- West Haymarket Joint Public Agency, Nebraska, General Obligation Facility Bonds, Series 2011, 5.000%, 12/15/42	12/21 at 100.00	AAA	2,727,648

54	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Nebraska Cooperative Republican Platte Enhancement, Middle Republican Natural Resources District, Platte River Flow Revenue, Series 2013:
$2,000	5.125%, 12/15/33	9/18 at 100.00	A+	$2,099,840
520	5.000%, 12/15/38	9/18 at 100.00	A+	544,736

500	Omaha Public Facilities Corporation, Nebraska, Lease Revenue Bonds, Omaha Baseball Stadium Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	AA	507,915

500	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2013, 4.250%, 12/15/33	7/18 at 100.00	AA–	516,415
6,245	Total Tax Obligation/Limited			6,673,158

	Transportation – 1.7%

165	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	190,250

825	Lincoln, Airport Revenue Bonds, Series 2015A, 4.000%, 7/01/45	7/25 at 100.00	Aa1	832,747
990	Total Transportation			1,022,997

	U.S. Guaranteed – 14.8% (4)

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2006A, 5.750%, 1/01/26 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	100,416

435	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Refunding Series 2008B, 6.000%, 8/15/28 (Pre-refunded 8/15/17)	8/17 at 100.00	A2 (4)	450,830

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2008:
345	5.750%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A–(4)	374,670
1,210	5.500%, 11/01/38 (Pre-refunded 11/01/18)	11/18 at 100.00	A–(4)	1,308,337

500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39 (Pre-refunded 3/15/18)	3/18 at 100.00	AAA	527,530

	Nebraska Public Power District, General Revenue Bonds, Series 2008B:
150	5.000%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	N/R (4)	156,398
370	5.000%, 1/01/33 (Pre-refunded 1/01/18)	1/18 at 100.00	A+ (4)	385,781

	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A:
1,010	5.500%, 2/01/33 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,061,763
1,200	5.500%, 2/01/35 (Pre-refunded 2/01/18)	2/18 at 100.00	AA (4)	1,261,500

450	Omaha, Nebraska, General Obligation Bonds, Refunding Series 2008, 5.750%, 10/15/28 (Pre-refunded 10/15/18)	10/18 at 100.00	AA+ (4)	488,115

1,500	Southern Nebraska Public Power District, Electric System Revenue Bonds, Series 2008, 5.250%, 12/15/28 (Pre-refunded 12/15/18)	12/18 at 100.00	N/R (4)	1,622,610

1,020	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008, 5.000%, 5/15/33 (Pre-refunded 5/15/18)	5/18 at 100.00	Aa1 (4)	1,077,171

350	University of Nebraska, Revenue Bonds, Omaha Student Facilities Project, Series 2007, 5.000%, 5/15/32 (Pre-refunded 5/15/17)	5/17 at 100.00	Aa1 (4)	356,661
8,640	Total U.S. Guaranteed			9,171,782

	Utilities – 17.2%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
20	5.250%, 12/01/19	No Opt. Call	A	21,818
800	5.250%, 12/01/21	No Opt. Call	A	892,880

NUVEEN	55

Nuveen Nebraska Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$2,350	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	$2,510,646

1,500	Fremont, Nebraska, Combined Utilities System Revenue Bonds, Series 2014B, 5.000%, 7/15/34	7/21 at 100.00	AA–	1,661,070

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	244,506

75	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series 2009A, 5.000%, 4/01/19 – BHAC Insured	No Opt. Call	AA+	80,913

	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A:
100	5.000%, 4/01/22	No Opt. Call	A	113,673
110	5.000%, 4/01/31	4/22 at 100.00	A	120,541

1,850	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	A+	2,022,365

320	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Series 2015A, 3.500%, 2/01/42	2/25 at 100.00	A+	290,938

1,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/31	1/25 at 100.00	A2	1,103,330

1,810	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 3.250%, 1/01/36	7/26 at 100.00	A2	1,572,854
10,170	Total Utilities			10,635,534

	Water and Sewer – 3.8%

415	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A–	446,050

500	Metropolitan Utilities District Omaha, Nebraska, Water Revenue Bonds, Series 2015, 3.250%, 12/01/32	12/25 at 100.00	AA–	469,545

1,395	Omaha, Nebraska, Sanitary Sewage System Revenue Bonds, Series 2011, 4.250%, 11/15/41	11/21 at 100.00	AA	1,446,727
2,310	Total Water and Sewer			2,362,322
$58,485	Total Long-Term Investments (cost $59,499,072)			60,714,233
	Other Assets Less Liabilities – 1.7%			1,024,360
	Net Assets – 100%			$61,738,593

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

See accompanying notes to financial statements.

56	NUVEEN

Nuveen Oregon Intermediate Municipal Bond Fund

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 96.9%

	MUNICIPAL BONDS – 96.9%

	Education and Civic Organizations – 7.7%

$2,190	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 4.500%, 5/01/29	5/22 at 100.00	BBB	$2,264,044

	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2015A:
545	5.000%, 5/01/30	5/25 at 100.00	BBB	577,885
775	5.000%, 5/01/36	5/25 at 100.00	BBB	801,877

1,270	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2014B, 5.000%, 4/01/27	4/24 at 100.00	AAA	1,459,535

1,260	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series 2015C, 5.000%, 4/01/24	No Opt. Call	AAA	1,488,186

	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2015A:
3,015	5.000%, 4/01/28	4/25 at 100.00	AAA	3,495,892
1,000	5.000%, 4/01/28	4/25 at 100.00	AAA	1,159,500

1,040	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,085,739

	Oregon Facilities Authority, Revenue Bonds, Lewis & Clark College Project, Refunding Series 2011A:
625	4.000%, 10/01/17	No Opt. Call	A–	637,788
500	5.250%, 10/01/24	10/21 at 100.00	A–	558,805

500	Oregon Facilities Authority, Revenue Bonds, Linfield College, Series 2010A, 4.750%, 10/01/28	10/20 at 100.00	Baa1	527,935

100	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A, 5.500%, 6/15/35	6/25 at 100.00	N/R	96,947

600	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.000%, 6/15/33	6/25 at 100.00	N/R	557,202

1,000	Oregon Facilities Authority, Revenue Bonds, Reed College, Refunding Series 2011A, 5.000%, 7/01/29	7/20 at 100.00	Aa2	1,097,480

	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2015A:
450	5.000%, 4/01/29	4/25 at 100.00	A–	505,953
700	5.000%, 4/01/30	4/25 at 100.00	A–	780,542

210	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2010A, 4.000%, 10/01/24	4/20 at 100.00	A	217,898

285	Oregon Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 4.300%, 10/01/21	10/17 at 100.00	A	289,164
16,065	Total Education and Civic Organizations			17,602,372

	Health Care – 17.9%

1,035	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/23	8/22 at 100.00	BBB–	1,140,446

500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A, 4.000%, 1/01/33	1/26 at 100.00	A+	498,810

NUVEEN	57

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Refunding Series 2016:
$300	4.000%, 9/01/20	No Opt. Call	A–	$322,104
480	5.000%, 9/01/29	9/26 at 100.00	A–	542,702
400	5.000%, 9/01/31	9/26 at 100.00	A–	445,344

500	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 4.000%, 9/01/24	No Opt. Call	A–	533,845

1,900	Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds, Asante Health System, Refunding Series 2010, 5.500%, 8/15/28 – AGM Insured	8/20 at 100.00	AA	2,089,734

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Series 2009A:
1,940	5.000%, 9/01/21	9/19 at 100.00	A	2,104,299
855	4.500%, 9/01/21	9/19 at 100.00	A	906,514

2,000	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Refunding Series 2016A, 5.000%, 6/01/30	6/26 at 100.00	AA–	2,230,480

	Oregon Facilities Authority, Revenue Bonds, Legacy Health System, Refunding Series 2010A:
2,000	4.250%, 3/15/17	No Opt. Call	AA–	2,018,780
1,020	4.750%, 3/15/24	3/20 at 100.00	AA–	1,084,597

1,000	Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2009A, 5.000%, 11/01/20	11/19 at 100.00	A+	1,094,280

	Oregon Facilities Authority, Revenue Bonds, Peacehealth System, Refunding Series 2014A:
690	5.000%, 11/15/25	5/24 at 100.00	A+	797,254
4,155	4.125%, 11/15/32	5/24 at 100.00	A+	4,307,529

375	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2011C, 5.000%, 10/01/20	No Opt. Call	AA–	416,771

	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2013A:
1,650	5.000%, 10/01/19	No Opt. Call	AA–	1,804,424
1,815	5.000%, 10/01/23	No Opt. Call	AA–	2,091,062

	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2010A:
1,250	5.000%, 10/01/19	No Opt. Call	BBB+	1,351,050
500	5.000%, 10/01/24	10/20 at 100.00	BBB+	536,335

	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
485	5.000%, 10/01/29	10/26 at 100.00	BBB+	532,055
1,325	5.000%, 10/01/30	10/26 at 100.00	BBB+	1,445,323

	Oregon Health and Science University, Revenue Bonds, Refunding Series 2012A:
925	5.000%, 7/01/25	7/22 at 100.00	AA–	1,041,014
1,195	5.000%, 7/01/26	7/22 at 100.00	AA–	1,337,277

4,000	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/33	7/26 at 100.00	AA–	4,530,195

1,000	Oregon Health and Science University, Revenue Bonds, Series 2012E, 4.000%, 7/01/29	No Opt. Call	AA–	1,044,520

	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
2,355	5.000%, 5/15/29	5/26 at 100.00	A+	2,657,877
560	5.000%, 5/15/30	5/26 at 100.00	A+	624,271
1,000	5.000%, 5/15/31	5/26 at 100.00	A+	1,103,780
37,210	Total Health Care			40,632,672

58	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 2.3%

	Clackamas County Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Easton Ridge Apartments Project, Series 2013A:
$285	4.000%, 9/01/22	No Opt. Call	Aa3	$307,287
195	4.000%, 9/01/23	3/23 at 100.00	Aa3	209,139

340	Home Forward, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station Apartments, Refunding Series 2016, 4.000%, 7/15/29	7/26 at 100.00	Aa2	351,339

	Oregon Facilities Authority, Revenue Bonds, CHF Ashland Southern Oregon University Project Series 2012:
1,185	4.350%, 7/01/27 – AGM Insured	7/22 at 100.00	AA	1,242,864
400	4.700%, 7/01/33 – AGM Insured	7/22 at 100.00	AA	418,280

1,000	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 5.000%, 10/01/24	10/23 at 100.00	BBB–	1,082,830

	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A:
480	4.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	Aaa	500,981
320	4.250%, 7/01/21 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	335,846

705	Portland Housing Authority, Oregon, Housing Revenue Bonds, Yards at Union Station Project, Refunding Series 2007, 4.750%, 5/01/22 (Alternative Minimum Tax)	5/17 at 100.00	Aa2	710,436
4,910	Total Housing/Multifamily			5,159,002

	Long-Term Care – 2.7%

	Medford Hospital Facilities Authority, Oregon, Revenue Bonds, Rogue Valley Manor, Series 2013:
250	5.000%, 10/01/19	No Opt. Call	A–	269,925
450	5.000%, 10/01/24	10/23 at 100.00	A–	502,286

1,500	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2012, 5.000%, 12/01/29	12/22 at 100.00	BBB	1,627,140

325	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bond, Terwilliger Plaza, Inc., Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	N/R	362,937

700	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	760,389

1,040	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.125%, 7/01/35	7/25 at 100.00	N/R	1,016,798

	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc., Refunding Series 2012:
550	5.000%, 5/15/22	No Opt. Call	N/R	583,391
550	5.750%, 5/15/27	5/22 at 100.00	N/R	596,794

450	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2016A, 5.000%, 11/15/31	11/24 at 102.00	N/R	468,036
5,815	Total Long-Term Care			6,187,696

	Tax Obligation/General – 26.8%

	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Refunding Series 2016:
620	4.000%, 6/01/25	No Opt. Call	Aa3	682,694
1,140	4.000%, 6/01/32	6/26 at 100.00	Aa3	1,181,074

NUVEEN	59

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,105	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Series 2014B, 5.000%, 6/15/27	6/24 at 100.00	AA+	$1,273,435

	Blue Mountain Hospital District, Grant County, Oregon, General Obligation Bonds, Refunding Series 2010:
605	4.250%, 2/01/19	No Opt. Call	Baa3	631,572
655	4.500%, 2/01/20	No Opt. Call	Baa3	696,232
280	5.000%, 2/01/21	No Opt. Call	Baa3	304,584

	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2010:
1,000	4.000%, 6/15/19	No Opt. Call	AA+	1,064,080
810	4.500%, 6/15/20	No Opt. Call	AA+	888,449

500	Central Oregon Community College District, Crook, Jefferson, Deschutes, Klamath, Lake, and Wasco Counties, Oregon, General Obligation Bonds, Series 2014, 5.000%, 6/01/29	6/24 at 100.00	AA–	564,205

1,100	Chemeketa Community College District, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/26	6/24 at 100.00	AA+	1,273,140

1,250	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/15/28	6/25 at 100.00	AA+	1,457,425

1,135	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/15/28	6/24 at 100.00	AA+	1,303,536

2,115	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/32	6/26 at 100.00	Aa1	2,207,108

1,000	Clackamas County School District 46 Oregon Trail, Oregon, General Obligation Bonds, Series 2009A, 5.000%, 6/15/24	6/19 at 100.00	AA+	1,085,560

580	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2014, 5.000%, 6/01/29 – AGM Insured	6/24 at 100.00	AA	660,063

525	Clackamas County School District 86, Oregon, General Obligation Bonds, Refunding Series 2012A, 5.000%, 6/15/25	6/22 at 100.00	AA+	597,424

1,000	David Douglas School District 40, Multnomah County, Oregon, General Obligation Bonds, Series 2012B, 0.000%, 6/15/25	No Opt. Call	AA+	771,080

1,770	Deschutes County Administrative School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Refunding Series 2013, 4.000%, 6/15/21	No Opt. Call	Aa1	1,932,893

1,060	Deschutes County Administrative School District 1, Bend-La Pine, Oregon, General Obligation Bonds, Series 2013B, 4.000%, 6/15/19	No Opt. Call	Aa1	1,126,600

3,055	Deshutes and Jefferson Counties School District 2J Redmond, Oregon, General Obligation Bonds, Series 2008, 0.000%, 6/15/22	No Opt. Call	Aa1	2,697,076

2,815	Hood River County School District, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/33	6/26 at 100.00	AA+	2,914,426

	Jackson County School District 549C, Oregon, General Obligation Bonds, Refunding Series 2015:
2,000	5.000%, 12/15/20	No Opt. Call	AA+	2,252,220
1,250	5.000%, 12/15/28	6/25 at 100.00	AA+	1,450,725

1,000	Josephine County Unit School District Three Rivers, Oregon, General Obligation Bonds, Refunding Series 2005, 5.000%, 12/15/19 – FGIC Insured	No Opt. Call	Aa1	1,099,770

575	Keizer, Oregon, General Obligation Assessment Bonds, Keizer Station Area A Local Improvement District, Series 2008, 5.200%, 6/01/31	6/18 at 100.00	A1	599,340

60	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$200	Lake Oswego School District 7J, Clackamas County, Oregon, General Obligation Bonds, Refunding Series 2005, 5.250%, 6/01/25 – AGM Insured	No Opt. Call	Aa1	$241,160

	Local Oregon Capital Assets Program, Certificates of Participation, City of Cottage Grove, Series 2013A:
975	4.000%, 9/15/19	No Opt. Call	Baa2	1,013,708
1,105	4.250%, 9/15/23	9/21 at 100.00	Baa2	1,141,973

1,000	Marion County School District 103 Woodburn, Oregon, General Obligation Bonds, Series 2015, 5.000%, 6/15/27	6/25 at 100.00	Aa1	1,162,120

300	Marion-Clackamas Counties School District 4J Silver Falls, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 6/15/24	6/23 at 100.00	Aa1	343,845

	Multnomah County School District 7, Reynolds, Oregon, General Obligation Bonds, Series 2015A:
1,500	5.000%, 6/15/29	6/25 at 100.00	Aa1	1,732,110
2,250	5.000%, 6/15/30	6/25 at 100.00	Aa1	2,583,180

1,015	Multnomah-Clackamas Counties, Oregon, School District 10JT, General Obligation Bonds, Series 2005, 5.250%, 6/15/17 – AGM Insured	No Opt. Call	AA+	1,039,005

1,500	Oregon Department of Administrative Services, General Obligation Bonds, Oregon Opportunity, Refunding Series 2010F, 5.000%, 12/01/20	6/20 at 100.00	AA+	1,676,130

	Oregon State, General Obligation Bonds, Alternative Energy Series 2011B:
540	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	AA+	586,213
560	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	AA+	617,484
100	5.000%, 1/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	108,880

2,255	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Refunding Series 2016G, 5.000%, 11/01/29	5/26 at 100.00	AA+	2,665,230

455	Pacific City Joint Water-Sanitary Authority, Tilamook County, Oregon, General Obligation Bonds, Series 2007, 4.650%, 7/01/22	7/17 at 100.00	N/R	459,059

	Pacific Communities Health District, Oregon, General Obligation Bonds, Series 2016:
750	5.000%, 6/01/29	6/26 at 100.00	A1	867,135
1,000	5.000%, 6/01/30	6/26 at 100.00	A1	1,146,490
770	5.000%, 6/01/31	6/26 at 100.00	A1	879,409

2,235	Portland, Oregon, General Obligation Bonds, Sellwood Bridge Project, Series 2014A, 5.000%, 6/01/28	6/24 at 100.00	Aa1	2,565,802

340	Redmond, Oregon, Full Faith and Credit Obligations, Refunding Series 2012A, 4.000%, 6/01/25	6/22 at 100.00	A1	358,901

350	Redmond, Oregon, Full Faith and Credit Obligations, Series 2014A, 5.000%, 6/01/25	6/24 at 100.00	A1	400,768

	Redmond, Oregon, Full Faith and Credit Obligations, Terminal Expansion Project, Series 2009:
240	4.000%, 6/01/21	6/19 at 100.00	A1	250,771
200	4.250%, 6/01/23	6/19 at 100.00	A1	209,430
500	4.625%, 6/01/29	6/19 at 100.00	A1	527,075

400	Salem, Oregon, General Obligation Bonds, Series 2009, 5.000%, 6/01/22	6/19 at 100.00	AA	433,108

800	Salem-Keizer School District 24J, Marion and Polk Counties, Oregon, General Obligation Bonds, Series 2009B, 0.000%, 6/15/22	No Opt. Call	AA+	702,064

1,385	Tualatin Hills Park and Recreation District, Oregon, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/26	6/25 at 100.00	Aa1	1,621,295

NUVEEN	61

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,080	Umatilla County School District 016R Pendleton, Oregon, General Obligation Bonds, Series 2014A, 5.000%, 6/15/29	6/24 at 100.00	Aa1	$1,229,645

500	Wasco County School District 012, Oregon, General Obligation Bonds, Series 2001 Refunding, 5.500%, 6/15/19 – AGM Insured	No Opt. Call	AA	549,005

965	Washington County School District 15, Forest Grove, Washington, General Obligation Bonds, Series 2012, 0.000%, 6/15/25	No Opt. Call	AA+	750,664

1,200	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Refunding Series 2012, 4.000%, 6/15/23	No Opt. Call	Aa1	1,305,456

1,000	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Refunding Series 2016, 4.000%, 6/15/33	6/26 at 100.00	AA+	1,040,250
56,415	Total Tax Obligation/General			60,922,076

	Tax Obligation/Limited – 10.8%

2,875	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/30	11/25 at 100.00	A	3,125,729

585	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25	11/19 at 100.00	AA	637,562

	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2014A:
1,980	5.000%, 11/15/26	11/24 at 100.00	AAA	2,332,084
1,000	5.000%, 11/15/27	11/24 at 100.00	AAA	1,172,800

	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Refunding Senior Lien Series 2015A:
2,000	5.000%, 11/15/27	11/24 at 100.00	AAA	2,345,600
3,000	5.000%, 11/15/28	11/24 at 100.00	AAA	3,498,149

1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	A1	1,139,470

2,030	Portland, Oregon, South Park Blocks Urban Renewal and Redevelopment Bonds, Series 2008B, 5.000%, 6/15/21	6/18 at 101.00	Aa3	2,155,840

2,655	Portland, Oregon, Urban Renewal and Redevelopment Revenue Bonds, North Macadam Series 2010B, 5.000%, 6/15/24	6/20 at 100.00	A1	2,915,854

	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A:
1,000	5.000%, 10/01/25	10/21 at 100.00	A	1,105,850
1,715	5.000%, 10/01/26	10/21 at 100.00	A	1,886,929

1,010	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax and Grant Receipt Revenue Bonds, Series 2013, 3.000%, 11/01/19	5/18 at 100.00	Aa3	1,032,099

1,205	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Refunding Senior Lien Series 2016A, 4.000%, 9/01/32	9/26 at 100.00	AAA	1,252,344
22,055	Total Tax Obligation/Limited			24,600,310

	Transportation – 3.2%

	Jackson County, Oregon, Airport Revenue Bonds, Refunding Series 2016:
395	5.000%, 12/01/30 – AGM Insured	6/26 at 100.00	AA	453,211
430	5.000%, 12/01/31 – AGM Insured	6/26 at 100.00	AA	491,443
380	5.000%, 12/01/33 – AGM Insured	6/26 at 100.00	AA	430,008
350	4.000%, 12/01/34 – AGM Insured	6/26 at 100.00	AA	358,348

62	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$1,005	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	$1,027,703

350	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011-21, 5.000%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA–	369,523

1,030	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011, 5.000%, 7/01/23 (Alternative Minimum Tax)	7/21 at 100.00	AA–	1,152,045

1,250	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2015-23, 5.000%, 7/01/28	7/25 at 100.00	AA–	1,444,125

1,500	Port of Portland, Oregon, Portland International Airport Passenger Facility Charge Revenue Bonds, Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A	1,647,855
6,690	Total Transportation			7,374,261

	U.S. Guaranteed – 14.4% (4)

1,000	Chemeketa Community College District, Oregon, General Obligation Bonds, Series 2008, 5.500%, 6/15/24 (Pre-refunded 6/15/18)	6/18 at 100.00	AA+ (4)	1,066,900

1,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Legacy Health System, Series 2009A, 5.000%, 7/15/21 (Pre-refunded 7/15/19)	7/19 at 100.00	AA–(4)	1,091,280

	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2007B:
685	5.000%, 6/15/19 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	AA+ (4)	700,378
2,000	5.000%, 6/15/21 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	AA+ (4)	2,044,900
3,135	5.000%, 6/15/22 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	AA+ (4)	3,205,381

1,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Refunding Series 2008, 7.375%, 1/01/23 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	1,685,265

1,500	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Series 2008, 5.000%, 11/01/22 (Pre-refunded 11/01/18)	11/18 at 100.00	AA (4)	1,608,600

1,635	Metro, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/01/20 (Pre-refunded 6/01/17)	6/17 at 100.00	AAA	1,669,106

1,000	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza Project, Series 2009, 5.250%, 12/01/26 (Pre-refunded 12/01/16)	12/16 at 100.00	BBB (4)	1,000,120

125	North Lincoln Fire and Rescue District 1, Oregon, General Obligation Bonds, Series 2007, 4.250%, 2/01/18 (Pre-refunded 2/01/17) – AGM Insured	2/17 at 100.00	AA (4)	125,736

1,500	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 4.700%, 5/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (4)	1,615,980

470	Oregon Department of Administrative Services, Certificates of Participation, Series 2009C, 5.000%, 11/01/25 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	517,564

250	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A, 5.000%, 4/01/17 (ETM)	No Opt. Call	A– (4)	253,528

2,000	Oregon Facilities Authority, Revenue Bonds, University of Portland Projects, Series 2007A, 4.500%, 4/01/21 (Pre-refunded 4/01/18)	4/18 at 100.00	A– (4)	2,090,740

800	Oregon Facilities Authority, Revenue Bonds, Willamette University, Series 2007A, 4.300%, 10/01/21 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	822,832

1,055	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/21 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,145,878

NUVEEN	63

Nuveen Oregon Intermediate Municipal Bond Fund (continued)

Portfolio of Investments	November 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

$1,400	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 4.500%, 11/15/24 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	$1,503,740

1,455	Portland, Oregon, Economic Development Revenue Refunding Bonds, Broadway Project, Series 2008A, 6.250%, 4/01/23 (Pre-refunded 10/01/18)	10/18 at 100.00	A1 (4)	1,585,353

1,000	Portland, Oregon, Sewer System Revenue Bonds, Refunding First Lien Series 2008A, 4.750%, 6/15/24 (Pre-refunded 6/15/18)	6/18 at 100.00	AA (4)	1,055,150

1,500	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Series 2008A, 5.750%, 8/15/23 (Pre-refunded 8/15/18)	8/18 at 100.00	A+ (4)	1,616,040

2,305	Tri-County Metropolitan Transportation District, Oregon, Payroll Tax Revenue Bonds, Senior Lien Series 2012A, 5.000%, 9/01/24 (Pre-refunded 9/01/22)	9/22 at 100.00	AAA	2,682,559

2,490	Washington Multnomah & Yamhill Counties School District 1J Hillsboro, Oregon, General Obligation Bonds, Series 2006, 5.000%, 6/15/19 (Pre-refunded 6/15/17) – NPFG Insured	6/17 at 100.00	Aa2 (4)	2,546,473

1,040	Yamhill County School District 40, McMinnville, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/23 (Pre-refunded 6/15/17) – AGM Insured	6/17 at 100.00	Aa1 (4)	1,063,525
30,845	Total U.S. Guaranteed			32,697,028

	Utilities – 2.4%

	Central Lincoln Peoples Utility District, Oregon, Electric Revenue Bonds, Series 2016:
500	3.500%, 12/01/29	12/25 at 100.00	AA–	500,125
610	3.750%, 12/01/30	12/25 at 100.00	AA–	619,333
350	5.000%, 12/01/33	12/25 at 100.00	AA–	391,965
350	5.000%, 12/01/34	12/25 at 100.00	AA–	390,530

500	Emerald Peoples Utility District, Oregon, Electric System Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/22 – AGM Insured	No Opt. Call	A1	568,415

	Eugene, Oregon, Electric Utility Revenue Bonds, Refunding Series 2016A:
1,450	5.000%, 8/01/30	8/26 at 100.00	Aa2	1,683,856
1,000	4.000%, 8/01/33	8/26 at 100.00	Aa2	1,029,910

250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	276,673
5,010	Total Utilities			5,460,807

	Water and Sewer – 8.7%

1,295	Albany, Oregon, General Obligation Bonds, Refunding Series 2013, 5.000%, 8/01/25	8/23 at 100.00	A1	1,486,634

	Bend, Deschutes County, Oregon, Water Revenue Bonds, Refunding Series 2016:
630	5.000%, 12/01/23	No Opt. Call	AA	741,031
1,000	5.000%, 12/01/30	6/26 at 100.00	AA	1,162,510

	Clackamas River Water, Oregon, Water Revenue Bonds, Series 2016:
300	4.000%, 11/01/27	5/25 at 100.00	AA–	322,554
150	5.000%, 11/01/28	5/25 at 100.00	AA–	173,034
350	5.000%, 11/01/30	5/25 at 100.00	AA–	399,497
270	5.000%, 11/01/33	5/25 at 100.00	AA–	304,128

	Eugene, Oregon, Water Utility System Revenue Bonds, Refunding Series 2016:
400	5.000%, 8/01/27	8/26 at 100.00	AA+	473,212
500	4.000%, 8/01/32	8/26 at 100.00	AA+	519,505

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
1,065	5.000%, 7/01/28	7/26 at 100.00	A–	1,190,904
1,120	5.000%, 7/01/29	7/26 at 100.00	A–	1,244,712
1,000	5.000%, 7/01/30	7/26 at 100.00	A–	1,100,690

64	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$2,250	Lane County Metropolitan Wastewater Management Commission, Oregon, Wastewater Revenue Bonds, Refunding Series 2016, 4.000%, 11/01/24	No Opt. Call	AA	$2,491,313

3,070	Portland, Oregon, Sewer System Revenue Bonds, Second Lien Series 2015B, 5.000%, 6/01/25	No Opt. Call	AA–	3,628,002

	Redmond, Oregon, Water Revenue Bonds, Series 2010:
450	4.500%, 6/01/25	6/20 at 100.00	Aa3	483,048
5	4.500%, 6/01/30	6/20 at 100.00	Aa3	5,290

1,000	Sunrise Water Authority, Oregon, Water Revenue Bonds, Refunding Series 2014, 4.000%, 3/01/23	No Opt. Call	AA–	1,097,880

325	The Dalles, Oregon, Water Revenue Bonds, Series 200, 4.250%, 6/01/20 – AMBAC Insured	6/17 at 100.00	N/R	329,235

1,435	Tigard, Washington County, Oregon, Water System Revenue Bonds, Series 2012, 5.000%, 8/01/26	8/22 at 100.00	AA–	1,627,821

900	Woodburn, Marion County, Oregon, Wastewater Revenue Bonds, Refunding Series 2011A, 5.000%, 3/01/20	No Opt. Call	A2	981,036
17,515	Total Water and Sewer			19,762,036
$202,530	Total Long-Term Investments (cost $220,144,621)			220,398,260
	Other Assets Less Liabilities – 3.1%			7,045,011
	Net Assets – 100%			$227,443,271

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

NUVEEN	65

Statement of

Assets and Liabilities	November 30, 2016 (Unaudited)

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Assets
Long-term investments, at value (cost $335,211,901, $336,077,004, $59,499,072, and $220,144,621, respectively)	$340,380,648	$338,196,944	$60,714,233	$220,398,260
Short-term investments, at value (cost approximates value)	2,500,000	—	—	—
Cash	3,159,082	1,534,077	312,389	—
Receivable for:
Interest	4,186,835	4,327,686	850,597	2,902,441
Investments sold	819,670	4,552,867	—	3,687,157
Shares sold	490,746	1,083,825	224,980	1,761,212
Other assets	16,741	11,788	17,283	6,928
Total assets	351,553,722	349,707,187	62,119,482	228,755,998
Liabilities
Borrowings	—	5,000,000	—	—
Cash overdraft	—	—	—	286,364
Payable for:
Dividends	465,615	262,953	41,412	253,285
Investments purchased	4,154,871	2,030,840	—	—
Shares redeemed	1,052,444	5,261,296	270,954	600,044
Accrued expenses:
Management fees	152,706	153,260	26,843	102,837
Directors Fees	12,570	5,743	691	2,524
12b-1 distribution and service fees	32,657	60,607	10,641	17,895
Other	78,124	92,682	30,348	49,778
Total liabilities	5,948,987	12,867,381	380,889	1,312,727
Net assets	$345,604,735	$336,839,806	$61,738,593	$227,443,271
Class A Shares
Net assets	$95,740,702	$149,339,206	$26,328,959	$57,551,728
Shares outstanding	9,405,899	13,207,716	2,509,415	5,759,786
Net asset value (“NAV”) per share	$10.18	$11.31	$10.49	$9.99
Offering price per share (NAV per share plus maximum sales charge of 3.00%, 4.20%, 4.20% and 3.00%, respectively, of offering price)	$10.49	$11.81	$10.95	$10.30
Class C Shares
Net assets	$13,439,835	$25,706,959	$3,162,001	$4,058,807
Shares outstanding	1,328,497	2,276,682	302,245	408,557
NAV and offering price per share	$10.12	$11.29	$10.46	$9.93
Class C1 Shares
Net assets	$2,069,074	$11,863,582	$2,472,675	$—
Shares outstanding	202,690	1,053,672	237,367	—
NAV and offering price per share	$10.21	$11.26	$10.42	$—
Class C2 Shares
Net assets	$6,215,315	$8,729,423	$3,582,888	$7,307,604
Shares outstanding	612,924	771,820	341,283	733,176
NAV and offering price per share	$10.14	$11.31	$10.50	$9.97
Class I Shares
Net assets	$228,139,809	$141,200,636	$26,192,070	$158,525,132
Shares outstanding	22,527,618	12,498,234	2,493,748	15,848,515
NAV and offering price per share	$10.13	$11.30	$10.50	$10.00
Net assets consist of:
Capital paid-in	$341,372,683	$341,147,598	$62,608,972	$228,932,699
Undistributed (Over-distribution of) net investment income	(11,907)	4,416	161,362	(114,374)
Accumulated net realized gain (loss)	(924,788)	(6,432,148)	(2,246,902)	(1,628,693)
Net unrealized appreciation (depreciation)	5,168,747	2,119,940	1,215,161	253,639
Net Assets	$345,604,735	$336,839,806	$61,738,593	$227,443,271
Authorized shares – per class	2 billion	2 billion	2 billion	2 billion
Par Value per share	$0.0001	$0.0001	$0.0001	$0.0001

See accompanying notes to financial statements.

66	NUVEEN

Statement of

Operations	Six Months Ended November 30, 2016 (Unaudited)

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Investment Income	$6,155,134	$6,800,112	$1,273,905	$3,526,241
Expenses
Management fees	927,663	919,943	172,152	625,072
12b-1 service fees – Class A Shares	96,753	164,209	27,411	59,190
12b-1 distribution and service fees – Class C Shares	63,990	120,243	14,091	21,012
12b-1 distribution and service fees – Class C1 Shares	7,488	41,798	9,009	—
12b-1 distribution and service fees – Class C2 Shares	24,632	35,184	14,246	29,820
Shareholder servicing agent fees	49,769	60,151	13,290	26,765
Custodian fees	36,466	32,708	8,730	24,267
Directors fees	5,160	5,126	1,113	3,431
Professional fees	19,950	19,388	11,182	16,098
Shareholder reporting expenses	13,615	19,081	7,043	8,439
Federal and state registration fees	12,524	18,055	11,668	10,037
Other	6,313	6,744	2,099	4,234
Total expenses before fee waiver/expense reimbursement	1,264,323	1,442,630	292,034	828,365
Fee waiver/expense reimbursement	—	—	(6,496)	—
Net expenses	1,264,323	1,442,630	285,538	828,365
Net investment income (loss)	4,890,811	5,357,482	988,367	2,697,876
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(79,959)	(47,051)	12,899	(240,756)
Change in net unrealized appreciation (depreciation) of investments	(16,324,458)	(21,543,761)	(3,591,972)	(11,287,655)
Net realized and unrealized gain (loss)	(16,404,417)	(21,590,812)	(3,579,073)	(11,528,411)
Net increase (decrease) in net assets from operations	$(11,513,606)	$(16,233,330)	$(2,590,706)	$(8,830,535)

See accompanying notes to financial statements.

NUVEEN	67

Statement of

Changes in Net Assets	(Unaudited)

	Minnesota Intermediate		Minnesota
	Six Months Ended 11/30/16	Year Ended 5/31/16	Six Months Ended 11/30/16	Year Ended 5/31/16
Operations
Net investment income (loss)	$4,890,811	$9,071,080	$5,357,482	$9,414,649
Net realized gain (loss) from investments	(79,959)	(203,453)	(47,051)	16,963
Change in net unrealized appreciation (depreciation) of investments	(16,324,458)	7,155,967	(21,543,761)	7,831,343
Net increase (decrease) in net assets from operations	(11,513,606)	16,023,594	(16,233,330)	17,262,955
Distributions to Shareholders
From net investment income:
Class A Shares	(1,320,401)	(2,366,664)	(2,562,303)	(4,666,892)
Class C Shares	(124,972)	(200,050)	(281,005)	(374,219)
Class C1 Shares	(26,187)	(56,725)	(173,243)	(409,457)
Class C2 Shares	(71,580)	(155,072)	(121,980)	(291,498)
Class I Shares	(3,457,222)	(6,379,600)	(2,451,359)	(4,084,494)
Decrease in net assets from distributions to shareholders	(5,000,362)	(9,158,111)	(5,589,890)	(9,826,560)
Fund Share Transactions
Proceeds from sale of shares	47,536,370	84,471,907	78,517,908	106,658,528
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,175,126	3,769,715	3,955,485	6,831,038
	49,711,496	88,241,622	82,473,393	113,489,566
Cost of shares redeemed	(28,983,078)	(46,280,514)	(50,638,622)	(34,681,176)
Net increase (decrease) in net assets from Fund share transactions	20,728,418	41,961,108	31,834,771	78,808,390
Net increase (decrease) in net assets	4,214,450	48,826,591	10,011,551	86,244,785
Net assets at the beginning of period	341,390,285	292,563,694	326,828,255	240,583,470
Net assets at the end of period	$345,604,735	$341,390,285	$336,839,806	$326,828,255
Undistributed (Over-distribution of) net investment income at the end of period	$(11,907)	$97,644	$4,416	$236,824

See accompanying notes to financial statements.

68	NUVEEN

	Nebraska		Oregon Intermediate
	Six Months Ended 11/30/16	Year Ended 5/31/16	Six Months Ended 11/30/16	Year Ended 5/31/16
Operations
Net investment income (loss)	$988,367	$1,871,463	$2,697,876	$4,914,828
Net realized gain (loss) from investments	12,899	(4,879)	(240,756)	174,540
Change in net unrealized appreciation (depreciation) of investments	(3,591,972)	1,592,245	(11,287,655)	3,611,271
Net increase (decrease) in net assets from operations	(2,590,706)	3,458,829	(8,830,535)	8,700,639
Distributions to Shareholders
From net investment income:
Class A Shares	(414,454)	(727,367)	(657,274)	(1,334,561)
Class C Shares	(31,218)	(35,608)	(30,041)	(55,969)
Class C1 Shares	(35,451)	(69,862)	—	—
Class C2 Shares	(46,517)	(94,793)	(65,962)	(171,987)
Class I Shares	(443,006)	(809,919)	(1,982,457)	(3,532,188)
Decrease in net assets from distributions to shareholders	(970,646)	(1,737,549)	(2,735,734)	(5,094,705)
Fund Share Transactions
Proceeds from sale of shares	5,273,239	11,011,396	33,068,742	85,131,968
Proceeds from shares issued to shareholders due to reinvestment of distributions	715,596	1,229,525	1,213,742	2,368,372
	5,988,835	12,240,921	34,282,484	87,500,340
Cost of shares redeemed	(3,831,351)	(8,238,986)	(24,120,532)	(27,543,986)
Net increase (decrease) in net assets from Fund share transactions	2,157,484	4,001,935	10,161,952	59,956,354
Net increase (decrease) in net assets	(1,403,868)	5,723,215	(1,404,317)	63,562,288
Net assets at the beginning of period	63,142,461	57,419,246	228,847,588	165,285,300
Net assets at the end of period	$61,738,593	$63,142,461	$227,443,271	$228,847,588
Undistributed (Over-distribution of) net investment income at the end of period	$161,362	$143,641	$(114,374)	$(76,516)

See accompanying notes to financial statements.

NUVEEN	69

Financial

Highlights (Unaudited)

Minnesota Intermediate

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (02/94)
2017(g)	$10.66	$0.14	$(0.47)	$(0.33)	$(0.15)	$—	$(0.15)	$10.18
2016	10.43	0.30	0.23	0.53	(0.30)	—	(0.30)	10.66
2015	10.49	0.31	(0.05)	0.26	(0.32)	—	(0.32)	10.43
2014	10.56	0.33	(0.06)	0.27	(0.32)	(0.02)	(0.34)	10.49
2013	10.67	0.32	(0.08)	0.24	(0.34)	(0.01)	(0.35)	10.56
2012	10.20	0.36	0.47	0.83	(0.35)	(0.01)	(0.36)	10.67
Class C (02/14)
2017(g)	10.60	0.10	(0.48)	(0.38)	(0.10)	—	(0.10)	10.12
2016	10.37	0.21	0.24	0.45	(0.22)	—	(0.22)	10.60
2015	10.42	0.22	(0.03)	0.19	(0.24)	—	(0.24)	10.37
2014(e)	10.27	0.06	0.16	0.22	(0.07)	—	(0.07)	10.42
Class C1 (10/09)
2017 (g)	10.69	0.12	(0.48)	(0.36)	(0.12)	—	(0.12)	10.21
2016	10.46	0.25	0.23	0.48	(0.25)	—	(0.25)	10.69
2015	10.52	0.27	(0.05)	0.22	(0.28)	—	(0.28)	10.46
2014	10.59	0.29	(0.07)	0.22	(0.27)	(0.02)	(0.29)	10.52
2013	10.69	0.28	(0.08)	0.20	(0.29)	(0.01)	(0.30)	10.59
2012	10.22	0.31	0.48	0.79	(0.31)	(0.01)	(0.32)	10.69
Class C2 (01/11)(f)
2017(g)	10.62	0.11	(0.47)	(0.36)	(0.12)	—	(0.12)	10.14
2016	10.39	0.24	0.23	0.47	(0.24)	—	(0.24)	10.62
2015	10.44	0.26	(0.05)	0.21	(0.26)	—	(0.26)	10.39
2014	10.51	0.28	(0.07)	0.21	(0.26)	(0.02)	(0.28)	10.44
2013	10.62	0.26	(0.09)	0.17	(0.27)	(0.01)	(0.28)	10.51
2012	10.14	0.29	0.49	0.78	(0.29)	(0.01)	(0.30)	10.62
Class I (02/94)
2017(g)	10.60	0.15	(0.46)	(0.31)	(0.16)	—	(0.16)	10.13
2016	10.37	0.32	0.23	0.55	(0.32)	—	(0.32)	10.60
2015	10.43	0.33	(0.05)	0.28	(0.34)	—	(0.34)	10.37
2014	10.50	0.35	(0.06)	0.29	(0.34)	(0.02)	(0.36)	10.43
2013	10.61	0.34	(0.08)	0.26	(0.36)	(0.01)	(0.37)	10.50
2012	10.13	0.37	0.49	0.86	(0.37)	(0.01)	(0.38)	10.61

70	NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

(3.18)%	$95,741	0.80	%*	2.66	%*	0.80	%*	2.66	%*	2%
5.15	92,835	0.82		2.81		0.82		2.81		11
2.52	74,086	0.82		2.97		0.82		2.97		11
2.68	65,375	0.84		3.25		0.84		3.25		12
2.25	62,493	0.82		3.03		0.82		3.03		11
8.32	52,039	0.80		3.41		0.76		3.44		9

(3.58)	13,440	1.60	*	1.85	*	1.60	*	1.85	*	2
4.34	12,184	1.61		1.99		1.61		1.99		11
1.82	7,067	1.62		2.13		1.62		2.13		11
2.19	1,052	1.64	*	2.29	*	1.64	*	2.29	*	12

(3.39)	2,069	1.25	*	2.20	*	1.25	*	2.20	*	2
4.66	2,386	1.27		2.36		1.27		2.36		11
2.05	2,415	1.27		2.53		1.27		2.53		11
2.20	2,836	1.29		2.81		1.29		2.81		12
1.88	3,804	1.27		2.60		1.27		2.60		11
7.81	5,448	1.29		2.94		1.29		2.94		9

(3.47)	6,215	1.35	*	2.11	*	1.35	*	2.11	*	2
4.57	6,626	1.37		2.27		1.37		2.27		11
2.05	7,093	1.38		2.44		1.38		2.44		11
2.09	8,021	1.39		2.70		1.39		2.70		12
1.63	8,795	1.36		2.44		1.36		2.44		11
7.79	3,768	1.40		2.74		1.40		2.74		9

(3.02)	228,140	0.60	*	2.86	*	0.60	*	2.86	*	2
5.36	227,359	0.62		3.01		0.62		3.01		11
2.71	201,903	0.63		3.19		0.63		3.19		11
2.88	176,410	0.64		3.45		0.64		3.45		12
2.42	213,723	0.62		3.23		0.62		3.23		11
8.60	196,568	0.64		3.58		0.64		3.58		9

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, when applicable.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(g)	For the six months ended November 30, 2016.
*	Annualized.

See accompanying notes to financial statements.

NUVEEN	71

Financial Highlights (Unaudited) (continued)

Minnesota

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (07/88)
2017(g)	$12.00	$0.18	$(0.68)	$(0.50)	$(0.19)	$—	$(0.19)	$11.31
2016	11.68	0.40	0.34	0.74	(0.42)	—	(0.42)	12.00
2015	11.63	0.43	0.05	0.48	(0.43)	—	(0.43)	11.68
2014	11.87	0.44	(0.21)	0.23	(0.42)	(0.05)	(0.47)	11.63
2013	11.87	0.43	0.04	0.47	(0.45)	(0.02)	(0.47)	11.87
2012	10.83	0.47	1.02	1.49	(0.45)	—	(0.45)	11.87
Class C (02/14)
2017(g)	11.98	0.13	(0.68)	(0.55)	(0.14)	—	(0.14)	11.29
2016	11.68	0.31	0.32	0.63	(0.33)	—	(0.33)	11.98
2015	11.63	0.33	0.06	0.39	(0.34)	—	(0.34)	11.68
2014(e)	11.25	0.08	0.40	0.48	(0.10)	—	(0.10)	11.63
Class C1 (02/99)
2017(g)	11.95	0.15	(0.68)	(0.53)	(0.16)	—	(0.16)	11.26
2016	11.64	0.35	0.33	0.68	(0.37)	—	(0.37)	11.95
2015	11.58	0.38	0.06	0.44	(0.38)	—	(0.38)	11.64
2014	11.81	0.38	(0.19)	0.19	(0.37)	(0.05)	(0.42)	11.58
2013	11.82	0.38	0.02	0.40	(0.39)	(0.02)	(0.41)	11.81
2012	10.78	0.41	1.03	1.44	(0.40)	—	(0.40)	11.82
Class C2 (01/11)(f)
2017(g)	12.00	0.15	(0.68)	(0.53)	(0.16)	—	(0.16)	11.31
2016	11.69	0.34	0.33	0.67	(0.36)	—	(0.36)	12.00
2015	11.63	0.36	0.07	0.43	(0.37)	—	(0.37)	11.69
2014	11.86	0.37	(0.19)	0.18	(0.36)	(0.05)	(0.41)	11.63
2013	11.87	0.35	0.04	0.39	(0.38)	(0.02)	(0.40)	11.86
2012	10.82	0.39	1.05	1.44	(0.39)	—	(0.39)	11.87
Class I (08/97)
2017(g)	11.99	0.19	(0.68)	(0.49)	(0.20)	—	(0.20)	11.30
2016	11.68	0.43	0.33	0.76	(0.45)	—	(0.45)	11.99
2015	11.62	0.45	0.07	0.52	(0.46)	—	(0.46)	11.68
2014	11.85	0.46	(0.20)	0.26	(0.44)	(0.05)	(0.49)	11.62
2013	11.86	0.45	0.03	0.48	(0.47)	(0.02)	(0.49)	11.85
2012	10.82	0.49	1.02	1.51	(0.47)	—	(0.47)	11.86

72	NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

(4.25)%	$149,339	0.80	%*	2.99	%*	0.80	%*	2.99	%*	10%
6.48	152,744	0.82		3.43		0.82		3.43		6
4.18	118,335	0.84		3.65		0.84		3.65		10
2.19	110,265	0.86		3.88		0.86		3.88		15
4.01	132,705	0.84		3.57		0.84		3.57		7
14.03	100,185	0.90		4.06		0.86		4.11		17

(4.64)	25,707	1.60	*	2.19	*	1.60	*	2.19	*	10
5.50	20,608	1.62		2.59		1.62		2.59		6
3.39	8,623	1.64		2.77		1.64		2.77		10
4.32	1,242	1.66	*	2.75	*	1.66	*	2.75	*	15

(4.49)	11,864	1.25	*	2.55	*	1.25	*	2.55	*	10
5.93	13,015	1.28		2.99		1.28		2.99		6
3.81	13,296	1.29		3.21		1.29		3.21		10
1.79	14,398	1.31		3.43		1.31		3.43		15
3.43	19,234	1.30		3.15		1.30		3.15		7
13.56	21,453	1.35		3.63		1.35		3.64		17

(4.51)	8,729	1.36	*	2.46	*	1.36	*	2.46	*	10
5.81	9,442	1.38		2.90		1.38		2.90		6
3.69	10,199	1.39		3.10		1.39		3.10		10
1.67	12,473	1.41		3.33		1.41		3.33		15
3.32	16,833	1.39		2.96		1.39		2.96		7
13.48	4,927	1.47		3.37		1.45		3.39		17

(4.16)	141,201	0.61	*	3.20	*	0.61	*	3.20	*	10
6.61	131,019	0.62		3.62		0.62		3.62		6
4.49	90,131	0.64		3.85		0.64		3.85		10
2.45	67,580	0.66		4.07		0.66		4.07		15
4.08	90,341	0.65		3.78		0.65		3.78		7
14.23	66,016	0.71		4.26		0.70		4.27		17

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, when applicable.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(g)	For the six months ended November 30, 2016.
*	Annualized.

See accompanying notes to financial statements.

NUVEEN	73

Financial Highlights (Unaudited) (continued)

Nebraska

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV
Class A (02/01)
2017(g)	$11.09	$0.17	$(0.60)	$(0.43)	$(0.17)	$—	$—	$(0.17)	$10.49
2016	10.77	0.35	0.30	0.65	(0.33)	—	—	(0.33)	11.09
2015	10.68	0.34	0.08	0.42	(0.33)	—	—	(0.33)	10.77
2014	10.87	0.34	(0.19)	0.15	(0.34)	—	—	(0.34)	10.68
2013	11.01	0.36	(0.13)	0.23	(0.36)	—	(0.01)	(0.37)	10.87
2012	10.28	0.41	0.75	1.16	(0.43)	—	—	(0.43)	11.01
Class C (02/14)
2017(g)	11.06	0.12	(0.60)	(0.48)	(0.12)	—	—	(0.12)	10.46
2016	10.74	0.26	0.30	0.56	(0.24)	—	—	(0.24)	11.06
2015	10.65	0.25	0.09	0.34	(0.25)	—	—	(0.25)	10.74
2014(e)	10.38	0.03	0.32	0.35	(0.08)	—	—	(0.08)	10.65
Class C1 (02/01)
2017(g)	11.01	0.14	(0.59)	(0.45)	(0.14)	—	—	(0.14)	10.42
2016	10.69	0.30	0.29	0.59	(0.27)	—	—	(0.27)	11.01
2015	10.59	0.29	0.09	0.38	(0.28)	—	—	(0.28)	10.69
2014	10.78	0.29	(0.19)	0.10	(0.29)	—	—	(0.29)	10.59
2013	10.92	0.32	(0.14)	0.18	(0.31)	—	(0.01)	(0.32)	10.78
2012	10.19	0.38	0.73	1.11	(0.38)	—	—	(0.38)	10.92
Class C2 (01/11)(f)
2017(g)	11.10	0.14	(0.60)	(0.46)	(0.14)	—	—	(0.14)	10.50
2016	10.78	0.29	0.30	0.59	(0.27)	—	—	(0.27)	11.10
2015	10.68	0.28	0.09	0.37	(0.27)	—	—	(0.27)	10.78
2014	10.88	0.28	(0.20)	0.08	(0.28)	—	—	(0.28)	10.68
2013	11.02	0.30	(0.13)	0.17	(0.30)	—	(0.01)	(0.31)	10.88
2012	10.28	0.34	0.77	1.11	(0.37)	—	—	(0.37)	11.02
Class I (02/01)
2017(g)	11.10	0.18	(0.60)	(0.42)	(0.18)	—	—	(0.18)	10.50
2016	10.78	0.37	0.29	0.66	(0.34)	—	—	(0.34)	11.10
2015	10.68	0.36	0.09	0.45	(0.35)	—	—	(0.35)	10.78
2014	10.88	0.36	(0.20)	0.16	(0.36)	—	—	(0.36)	10.68
2013	11.01	0.39	(0.13)	0.26	(0.38)	—	(0.01)	(0.39)	10.88
2012	10.27	0.45	0.74	1.19	(0.45)	—	—	(0.45)	11.01

74	NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

(3.96)%	$26,329	0.90	%*	3.04	%*	0.88	%*	3.06	%*	4%
6.08	26,461	0.91		3.17		0.89		3.19		8
4.00	23,741	0.92		3.11		0.89		3.15		27
1.55	23,740	0.92		3.23		0.89		3.27		11
2.11	31,576	0.90		3.25		0.88		3.27		18
11.51	19,021	0.97		3.79		0.88		3.88		25

(4.36)	3,162	1.70	*	2.23	*	1.68	*	2.25	*	4
5.23	2,552	1.71		2.33		1.69		2.36		8
3.17	1,142	1.72		2.28		1.69		2.31		27
3.36	172	1.72	*	1.96	*	1.69	*	1.98	*	11

(4.13)	2,473	1.35	*	2.59	*	1.33	*	2.61	*	4
5.60	2,805	1.37		2.72		1.34		2.75		8
3.61	2,784	1.38		2.68		1.34		2.72		27
1.03	3,013	1.37		2.78		1.34		2.81		11
1.63	3,897	1.36		2.85		1.33		2.87		18
11.08	4,132	1.43		3.49		1.33		3.59		25

(4.23)	3,583	1.45	*	2.49	*	1.43	*	2.51	*	4
5.50	3,885	1.47		2.62		1.44		2.65		8
3.52	4,183	1.47		2.56		1.44		2.60		27
0.87	4,946	1.47		2.69		1.44		2.73		11
1.56	8,693	1.45		2.66		1.43		2.68		18
10.98	2,800	1.51		3.10		1.43		3.19		25

(3.88)	26,192	0.70	*	3.24	*	0.68	*	3.26	*	4
6.25	27,439	0.71		3.37		0.69		3.39		8
4.27	25,569	0.72		3.31		0.69		3.34		27
1.64	26,400	0.72		3.43		0.69		3.47		11
2.37	37,054	0.70		3.49		0.68		3.51		18
11.80	36,406	0.78		4.13		0.68		4.23		25

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, when applicable.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(f)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(g)	For the six months ended November 30, 2016.
*	Annualized.

See accompanying notes to financial statements.

NUVEEN	75

Financial Highlights (Unaudited) (continued)

Oregon Intermediate

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains		Total	Ending NAV
Class A (02/99)
2017(f)	$10.49	$0.11	$(0.49)	$(0.38)	$(0.12)	$—		$(0.12)	$9.99
2016	10.30	0.26	0.20	0.46	(0.27)	—		(0.27)	10.49
2015	10.35	0.29	(0.05)	0.24	(0.29)	—		(0.29)	10.30
2014	10.46	0.30	(0.12)	0.18	(0.29)	—		(0.29)	10.35
2013	10.60	0.30	(0.13)	0.17	(0.31)	—	**	(0.31)	10.46
2012	10.17	0.33	0.44	0.77	(0.34)	—	**	(0.34)	10.60
Class C (02/14)
2017(f)	10.43	0.07	(0.49)	(0.42)	(0.08)	—		(0.08)	9.93
2016	10.24	0.17	0.21	0.38	(0.19)	—		(0.19)	10.43
2015	10.29	0.20	(0.05)	0.15	(0.20)	—		(0.20)	10.24
2014(d)	10.16	0.04	0.15	0.19	(0.06)	—		(0.06)	10.29
Class C2 (01/11)(e)
2017(f)	10.46	0.09	(0.49)	(0.40)	(0.09)	—		(0.09)	9.97
2016	10.27	0.20	0.20	0.40	(0.21)	—		(0.21)	10.46
2015	10.32	0.23	(0.05)	0.18	(0.23)	—		(0.23)	10.27
2014	10.43	0.24	(0.12)	0.12	(0.23)	—		(0.23)	10.32
2013	10.56	0.24	(0.12)	0.12	(0.25)	—	**	(0.25)	10.43
2012	10.15	0.27	0.43	0.70	(0.29)	—	**	(0.29)	10.56
Class I (08/97)
2017(f)	10.50	0.12	(0.49)	(0.37)	(0.13)	—		(0.13)	10.00
2016	10.30	0.28	0.21	0.49	(0.29)	—		(0.29)	10.50
2015	10.35	0.31	(0.05)	0.26	(0.31)	—		(0.31)	10.30
2014	10.47	0.32	(0.13)	0.19	(0.31)	—		(0.31)	10.35
2013	10.60	0.32	(0.12)	0.20	(0.33)	—	**	(0.33)	10.47
2012	10.17	0.35	0.44	0.79	(0.36)	—	**	(0.36)	10.60

76	NUVEEN

	Ratios/Supplemental Data
		Ratios to Average Net Assets

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

(3.70)%	$57,552	0.81	%*	2.17	%*	11%
4.54	56,755	0.83		2.51		11
2.32	48,822	0.84		2.77		7
1.79	45,231	0.85		2.94		4
1.61	57,578	0.83		2.81		9
7.71	42,819	0.85		3.18		9

(4.01)	4,059	1.61	*	1.36	*	11
3.73	3,788	1.62		1.69		11
1.51	2,505	1.64		1.94		7
1.89	545	1.65	*	2.04	*	4

(3.89)	7,308	1.36	*	1.62	*	11
3.95	8,079	1.38		1.97		11
1.74	8,602	1.39		2.24		7
1.20	10,632	1.40		2.39		4
1.14	15,663	1.38		2.24		9
6.98	7,345	1.40		2.58		9

(3.61)	158,525	0.61	*	2.37	*	11
4.82	160,225	0.62		2.69		11
2.50	105,356	0.64		2.97		7
1.87	86,520	0.65		3.14		4
1.88	115,815	0.63		3.02		9
7.90	110,708	0.65		3.40		9

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(d)	For the period February 10, 2014 (commencement of operations) through May 31, 2014.
(e)	Formerly Class C Shares and renamed to Class C2 Shares on February 10, 2014.
(f)	For the six months ended November 30, 2016.
*	Annualized.
**	Rounds to less than $0.01 per share.

See accompanying notes to financial statements.

NUVEEN	77

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Trust and Fund Information

Nuveen Investment Funds, Inc. (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Minnesota Intermediate Municipal Bond Fund (“Minnesota Intermediate”), Nuveen Minnesota Municipal Bond Fund (“Minnesota”), Nuveen Nebraska Municipal Bond Fund (“Nebraska”) and Nuveen Oregon Intermediate Municipal Bond Fund (“Oregon Intermediate”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was incorporated in the State of Maryland on August 20, 1987.

The end of the reporting period for the Funds is November 30, 2016, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2016 (the “current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). Nuveen is an operating division of TIAA Global Asset Management. The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Investment Objectives

The investment objective of each Fund is to provide maximum current income that is exempt from both federal income tax and its respective state income tax to the extent consistent with prudent investment risk.

The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the following Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

	Minnesota Intermediate	Minnesota
Outstanding when-issued/delayed delivery purchase commitments	$3,141,690	$2,030,840

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydowns gains and losses, if any.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

78	NUVEEN

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and distributed to shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the transfer agent.

Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a 0.20% annual 12b-1 service fee. Class A Share purchases of $1 million ($250,000 effective November 1, 2016) or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) equal to 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C1 Shares of the Funds (except for Oregon Intermediate, which does not offer Class C1 Shares) are not available for new accounts or for additional investment into existing accounts, but Class C1 Shares can be issued for purposes of dividend reinvestment. Class C1 Shares were sold without an up-front sales charge, but incur a 0.40% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. The Funds will issue Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen municipal bond fund or for the purpose of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C2 Shares incur a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class C, Class C1 and Class C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Indemnifications

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the current fiscal period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

NUVEEN	79

Notes to Financial Statements (Unaudited) (continued)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Funds’ Board of Directors (the “Board”). The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Minnesota Intermediate	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$340,380,648	$—	$340,380,648
Short-Term Investments*:
Municipal Bonds	—	2,500,000	—	2,500,000
Total	$—	$342,880,648	$—	$342,880,648

Minnesota
Long-Term Investments*:
Municipal Bonds	$—	$338,196,944	$—	$338,196,944

Nebraska
Long-Term Investments*:
Municipal Bonds	$—	$60,714,233	$—	$60,714,233

Oregon Intermediate
Long-Term Investments*:
Municipal Bonds	$—	$220,398,260	$—	$220,398,260
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as

80	NUVEEN

approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely- traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations.

NUVEEN	81

Notes to Financial Statements (Unaudited) (continued)

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fee paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse Floaters.

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives

In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

82	NUVEEN

4. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 11/30/16		Year Ended 5/31/16
Minnesota Intermediate	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,847,243	$19,513,541	2,582,776	$27,204,254
Class C	340,640	3,614,755	578,307	6,055,990
Class C1	—	—	—	—
Class C2	89	954	183	1,920
Class I	2,297,478	24,407,120	4,872,138	51,209,743
Shares issued to shareholders due to reinvestment of distributions:
Class A	122,617	1,301,173	220,874	2,329,954
Class C	11,761	123,960	18,847	197,855
Class C1	2,457	26,187	5,353	56,596
Class C2	6,679	70,642	14,584	153,152
Class I	61,903	653,164	98,342	1,032,158
	4,690,867	49,711,496	8,391,404	88,241,622
Shares redeemed:
Class A	(1,273,563)	(13,364,235)	(1,198,204)	(12,632,129)
Class C	(173,879)	(1,848,906)	(128,750)	(1,353,018)
Class C1	(22,971)	(245,874)	(13,088)	(137,617)
Class C2	(17,837)	(189,317)	(73,590)	(769,447)
Class I	(1,273,015)	(13,334,746)	(2,993,418)	(31,388,303)
	(2,761,265)	(28,983,078)	(4,407,050)	(46,280,514)
Net increase (decrease)	1,929,602	$20,728,418	3,984,354	$41,961,108

	Six Months Ended 11/30/16		Year Ended 5/31/16
Minnesota	Shares	Amount	Shares	Amount
Shares sold:
Class A	3,137,904	$37,575,676	3,616,820	$42,886,892
Class C	657,145	7,875,672	1,030,774	12,200,789
Class C1	792	9,417	1,954	22,994
Class C2	918	11,076	8,142	95,669
Class I	2,750,451	33,046,067	4,358,449	51,452,184
Shares issued to shareholders due to reinvestment of distributions:
Class A	207,546	2,478,313	381,496	4,512,867
Class C	22,907	272,941	30,483	360,836
Class C1	13,630	162,227	32,686	384,760
Class C2	9,947	118,940	24,253	286,774
Class I	77,470	923,064	108,662	1,285,801
	6,878,710	82,473,393	9,593,719	113,489,566
Shares redeemed:
Class A	(2,870,027)	(33,599,925)	(1,393,251)	(16,484,157)
Class C	(123,321)	(1,462,344)	(79,828)	(944,769)
Class C1	(50,142)	(600,762)	(87,829)	(1,030,249)
Class C2	(25,811)	(310,412)	(118,112)	(1,387,923)
Class I	(1,259,596)	(14,665,179)	(1,256,196)	(14,834,078)
	(4,328,897)	(50,638,622)	(2,935,216)	(34,681,176)
Net increase (decrease)	2,549,813	$31,834,771	6,658,503	$78,808,390

NUVEEN	83

Notes to Financial Statements (Unaudited) (continued)

	Six Months Ended 11/30/16		Year Ended 5/31/16
Nebraska	Shares	Amount	Shares	Amount
Shares sold:
Class A	214,621	$2,379,877	373,393	$4,089,775
Class C	84,666	926,183	132,963	1,454,507
Class C1	26	286	109	1,176
Class C2	2	23	48	523
Class I	177,181	1,966,870	499,263	5,465,415
Shares issued to shareholders due to reinvestment of distributions:
Class A	37,427	412,171	66,123	722,350
Class C	2,804	30,753	3,176	34,653
Class C1	3,020	33,047	6,012	65,180
Class C2	4,219	46,517	8,625	94,228
Class I	17,521	193,108	28,641	313,114
	541,487	5,988,835	1,118,353	12,240,921
Shares redeemed:
Class A	(128,207)	(1,391,501)	(257,848)	(2,804,105)
Class C	(15,954)	(174,671)	(11,744)	(128,664)
Class C1	(20,370)	(218,643)	(11,801)	(127,619)
Class C2	(13,072)	(145,549)	(46,706)	(504,629)
Class I	(172,632)	(1,900,987)	(428,742)	(4,673,969)
	(350,235)	(3,831,351)	(756,841)	(8,238,986)
Net increase (decrease)	191,252	$2,157,484	361,512	$4,001,935

	Six Months Ended 11/30/16		Year Ended 5/31/16
Oregon Intermediate	Shares	Amount	Shares	Amount
Shares sold:
Class A	742,684	$7,810,943	1,464,505	$15,222,897
Class C	81,816	856,562	159,301	1,644,244
Class C2	999	10,554	6,741	69,163
Class I	2,331,157	24,390,683	6,549,972	68,195,664
Shares issued to shareholders due to reinvestment of distributions:
Class A	60,996	637,323	123,483	1,282,711
Class C	2,893	30,032	5,417	55,979
Class C2	6,111	63,726	15,969	165,366
Class I	46,170	482,661	83,069	864,316
	3,272,826	34,282,484	8,408,457	87,500,340
Shares redeemed:
Class A	(454,101)	(4,754,190)	(919,476)	(9,518,139)
Class C	(39,301)	(401,253)	(46,256)	(477,834)
Class C2	(46,081)	(478,755)	(88,362)	(913,976)
Class I	(1,788,330)	(18,486,334)	(1,599,472)	(16,634,037)
	(2,327,813)	(24,120,532)	(2,653,566)	(27,543,986)
Net increase (decrease)	945,013	$10,161,952	5,754,891	$59,956,354

5. Investment Transactions

Long-term purchases and sales (including maturities) during the current fiscal period were as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Purchases	$32,759,671	$73,749,412	$5,223,710	$32,442,198
Sales and maturities	7,608,972	33,756,691	2,536,025	24,411,769

84	NUVEEN

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

As of November 30, 2016, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Cost of investments	$337,944,548	$337,195,915	$59,648,912	$220,160,736
Gross unrealized:
Appreciation	$9,613,615	$12,812,548	$2,478,100	$4,738,028
Depreciation	(4,677,515)	(11,811,519)	(1,412,779)	(4,500,504)
Net unrealized appreciation (depreciation) of investments	$4,936,100	$1,001,029	$1,065,321	$237,524

Permanent differences, primarily due to the federal taxes paid and taxable market discount, resulted in reclassifications among the Funds’ components of net assets as of May 31, 2016, the Funds’ last tax year end, as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Capital paid-in	$(11)	$(64,945)	$(12)	$(13)
Undistributed (Over-distribution of) net investment income	—	64,934	—	2
Accumulated net realized gain (loss)	11	11	12	11

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2016, the Funds’ last tax year end, were as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Undistributed net tax-exempt income[1]	$666,671	$—	$150,826	$367,680
Undistributed net ordinary income[2]	24,725	—	—	—
Undistributed net long-term capital gains	—	—	—	—
[1]	Undistributed net tax exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2016 through May 31, 2016 and paid on June 1, 2016.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2016, was designated for purposes of the dividends paid deduction as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Distributions from net tax-exempt income	$9,060,948	$9,515,300	$1,720,325	$5,012,758
Distributions from net ordinary income[2]	—	164,483	—	—
Distributions from net long-term capital gains	—	—	—	—
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

NUVEEN	85

Notes to Financial Statements (Unaudited) (continued)

As of May 31, 2016, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Expiration:
May 31, 2017	$—	$—	$199,024	$—
May 31, 2018	—	—	36,230	—
Not subject to expiration	844,829	6,227,674	2,024,547	1,387,937
Total	$844,829	$6,227,674	$2,259,801	$1,387,937

During the Funds’ last tax year ended May 31, 2016, the following Funds utilized capital loss carryforwards as follows:

	Minnesota	Oregon Intermediate
Utilized capital loss carryforwards	$16,974	$174,551

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual Fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Net Assets	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000
For net assets over $2 billion	0.2750	0.2750	0.2750	0.2750

The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level free rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and making, as appropriate, an upward adjustment to that rate based upon the percentage of the particular fund’s assets that are not “eligible assets”. The complex-level fee schedule for each Fund is as follows:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including

86	NUVEEN

the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2016, the complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee
Minnesota Intermediate	0.1845%
Minnesota	0.1779
Nebraska	0.1845
Oregon Intermediate	0.1845

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of Nebraska so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed of the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table.

Fund	Expense Cap	Expense Cap Expiration Date
Nebraska	0.70%	September 30, 2017

Other Transactions with Affiliates

The Trust pays no compensation directly to those of its directors who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent directors that enable directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.

During the current fiscal period, the following Fund engaged in inter-fund trades pursuant to these procedures as follows:

Inter-Fund Trades	Minnesota
Purchases	$1,382,875
Sales	2,522,118

During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Sales charges collected	$141,353	$384,897	$54,598	$42,703
Paid to financial intermediaries	117,284	349,423	46,431	38,708

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
Commission advances	$56,818	$213,936	$7,779	$41,334

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C, Class C1, and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
12b-1 fees retained	$29,019	$70,649	$8,219	$8,171

NUVEEN	87

Notes to Financial Statements (Unaudited) (continued)

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

	Minnesota Intermediate	Minnesota	Nebraska	Oregon Intermediate
CDSC retained	$126	$6,019	$241	$—

8. Borrowing Arrangements

Uncommitted Line of Credit

During the current fiscal period, the Funds participated in an unsecured bank line of credit (“Unsecured Credit Line”) under which outstanding balances would bear interest at a variable rate. Although the Funds participated in the Unsecured Credit Line, they did not have any outstanding balances during the current fiscal period.

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $2.5 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility’s capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include any of the Funds covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility’s annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, including all of the Funds covered by this shareholder report, along with a number of Nuveen closed-end funds. The credit facility expires in July 2017 unless extended or renewed.

The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, Minnesota utilized this facility. The Fund’s average daily balance outstanding and average annual interest rate, during the utilization period was 1,562,500 and 1.84%, respectively. The Fund’s maximum outstanding daily balance during the utilization period was $10,000,000. Borrowings outstanding as of the end of the reporting period are recognized as “Borrowings” on the Statement of Asset and Liabilities.

88	NUVEEN

Additional

Fund Information

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Nuveen Asset Management, LLC 333 West Wacker Drive Chicago, IL 60606

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Custodian

U.S. Bank National Association

1555 North RiverCenter Drive

Suite 302

Milwaukee, WI 53202

	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

NUVEEN	89

Glossary of Terms

Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.

Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.

Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.

Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Lipper Minnesota Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Minnesota Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Lipper Other States Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Intermediate Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Intermediate Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

90	NUVEEN

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Pre-Refundings: Pre-Refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

S&P Municipal Bond Intermediate Index: Contains all bonds in the S&P Municipal Bond Index that mature between 3 and 14.999 years. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.

S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

NUVEEN	91

Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen helps secure the long-term goals of individual investors and the advisors who serve them. As an operating division of TIAA Global Asset Management, Nuveen provides access to investment expertise from leading asset managers and solutions across traditional and alternative asset classes. Built on more than a century of industry leadership, Nuveen’s teams of experts align with clients’ specific financial needs and goals, demonstrating commitment to advisors and investors through market perspectives and wealth management and portfolio advisory services. Nuveen manages $236 billion in assets as of December 31, 2016.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com/mf

MSA-FTFI-1116D        22034-INV-B-01/18

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By	(Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme Vice President and Secretary

Date: February 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer Chief Administrative Officer (principal executive officer)

Date: February 3, 2017

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: February 3, 2017